UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-5017

W&R Target Funds, Inc.
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(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202
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(Address of principal executive offices) (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202
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(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss. 239.24 and 274.5 of this chapter) to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under that Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Investments of W&R Target Asset Strategy Portfolio

March 31, 2005
BULLION - 6.63%	Troy Ounces	Value

Gold (Cost: $18,255,998)	46,312	$19,842,444

COMMON STOCKS	Shares

Aircraft - 2.19%
BAE SYSTEMS plc (A)	305,200	1,495,760
Boeing Company (The)	40,000	2,338,400
United Technologies Corporation	26,800	2,724,488
		6,558,648
Aluminum - 0.94%
Aluminum Corporation of China Limited, H Shares (A)	4,868,000	2,808,642

Banks - 0.45%
Citigroup Inc.	29,900	1,343,706

Beverages - 0.81%
Molson Coors Brewing Company, Class B (A)	31,536	2,427,109

Business Equipment and Services - 2.59%
Headwaters Incorporated*	118,900	3,905,270
Jacobs Engineering Group Inc.*	33,800	1,754,896
Mitsubishi Corporation (A)	138,200	1,790,336
Pacific Basin Shipping Limited (A)	645,000	308,049
		7,758,551
Capital Equipment - 2.91%
Caterpillar Inc.	55,600	5,084,064
Chicago Bridge & Iron Company N.V., NY Shares	26,148	1,151,296
Deere & Company	36,941	2,479,849
		8,715,209
Chemicals - Petroleum and Inorganic - 0.50%
LG Chem, Ltd. (A)	36,980	1,493,038

Coal - 1.76%
Foundation Coal Holdings, Inc.	30,600	719,406
Peabody Energy Corporation	98,000	4,543,280
		5,262,686
Communications Equipment - 0.72%
Cisco Systems, Inc.*	120,000	2,149,800

Computers - Micro - 0.44%
Dell Inc.*	34,300	1,317,977

Construction Materials - 2.17%
Cemex, S.A. de C.V., ADR	178,769	6,480,376

Electronic Components - 2.27%
Samsung Electronics Co., Ltd. (A)	13,730	6,787,258

Electronic Instruments - 0.64%
Nihon Densan Kabushiki Kaisha (A)	15,300	1,905,008

Finance Companies - 2.53%
Rio Tinto plc (A)	234,470	7,576,651

Food and Related - 4.51%
Archer Daniels Midland Company	274,300	6,742,294
Bunge Limited	97,823	5,270,703
J.M. Smucker Company (The)	29,400	1,478,820
		13,491,817
Forest and Paper Products - 2.59%
Aracruz Celulose S.A., ADR	51,700	1,850,860
International Paper Company	79,700	2,932,163
Weyerhaeuser Company	43,200	2,959,200
		7,742,223
Gold and Precious Metals - 4.90%
Agnico-Eagle Mines Limited	157,200	2,287,260
Barrick Gold Corporation	352,200	8,438,712
Yanzhou Coal Mining Company Limited, Class H (A)*	2,882,000	3,916,815
		14,642,787
Health Care - Drugs - 0.29%
Gilead Sciences, Inc.*	24,100	862,659

Health Care - General - 0.24%
Schein (Henry), Inc.*	19,800	708,444

Household - General Products - 0.48%
Colgate-Palmolive Company	27,500	1,434,675

Mining - 12.30%
Alumina Limited (A)	561,390	2,555,331
BHP Billiton Plc (A)	545,850	7,538,154
Cameco Corporation (A)	21,500	952,021
Freeport-McMoRan Copper & Gold Inc., Class B	212,236	8,406,668
Inco Limited*	115,200	4,584,960
Newmont Mining Corporation	205,500	8,682,375
Noranda Inc. (A)	164,800	3,311,529
Phelps Dodge Corporation	7,400	752,802
		36,783,840
Motor Vehicles - 2.82%
Toyota Motor Corporation (A)	226,400	8,425,070

Multiple Industry - 9.96%
Alpha Natural Resources, Inc.*	112,849	3,235,381
Bucyrus International, Inc., Class A	49,800	1,945,188
Companhia Vale do Rio Doce, ADR	309,400	9,780,134
General Electric Company	181,900	6,559,314
Gerdau Ameristeel Corporation	277,668	1,679,891
Hutchison Whampoa Limited, Ordinary Shares (A)	594,000	5,045,516
Smiths Group plc (A)	96,600	1,553,466
		29,798,890
Non-Residential Construction - 2.41%
Fluor Corporation	40,965	2,270,690
Hyundai Heavy Industries Co., Ltd. (A)	98,850	4,954,668
		7,225,358
Petroleum - International - 7.54%
Anadarko Petroleum Corporation	78,823	5,998,430
BP p.l.c., ADR	65,300	4,074,720
Burlington Resources Inc.	84,620	4,236,923
Exxon Mobil Corporation	138,491	8,254,064
		22,564,137
Petroleum - Services - 4.12%
Baker Hughes Incorporated	64,200	2,856,258
Schlumberger Limited	81,200	5,722,976
Transocean Inc.*	72,700	3,741,142
		12,320,376
Railroad - 0.76%
Norfolk Southern Corporation	61,100	2,263,755

Real Estate Investment Trust - 2.56%
Keppel Land Limited (A)	1,008,000	1,404,325
Mitsubishi Estate Co., Ltd. (A)	243,000	2,823,895
Mitsui Fudosan Co., Ltd. (A)	291,000	3,416,984
		7,645,204
Restaurants - 0.66%
Panera Bread Company, Class A*	34,854	1,970,122

Retail - Food Stores - 1.41%
CVS Corporation	46,700	2,457,354
Walgreen Co.	39,597	1,758,899
		4,216,253
Security and Commodity Brokers - 1.50%
Chicago Mercantile Exchange Holdings Inc.	15,613	3,029,390
Franklin Resources, Inc.	21,200	1,455,380
		4,484,770
Utilities - Electric - 0.53%
Veolia Environment (A)	44,550	1,580,776

Utilities - Telephone - 0.49%
China Mobile (Hong Kong) Limited (A)	447,500	1,463,075

TOTAL COMMON STOCKS - 80.99%		$242,208,890

(Cost: $197,089,047)

CORPORATE DEBT SECURITIES	Principal Amount in Thousands

Aircraft - 0.05%
Raytheon Company,
6.5%, 7-15-05	$135	136,109

Banks - 0.17%
Norwest Financial, Inc.,
7.6%, 5-3-05	500	501,766

Beverages - 0.20%
Companhia Brasileira de Bebidas,
10.5%, 12-15-11	500	605,000

Capital Equipment - 0.36%
Hyundai Motor Company,
5.3%, 12-19-08 (B)	1,080	1,082,679

Computers - Peripherals - 0.19%
ASG Consolidated LLC and ASG Finance, Inc.,
0.0%, 11-1-11 (B)(C)	800	560,000

Construction Materials - 0.58%
Hanson Overseas B.V.,
6.75%, 9-15-05	650	659,124
Interface, Inc.,
7.3%, 4-1-08	520	507,000
Interface, Inc.,
9.5%, 2-1-14	550	578,875
		1,744,999
Finance Companies - 0.90%
ALROSA Finance S.A.,
8.125%, 5-6-08	900	928,800
Exxon Capital Corporation,
6.0%, 7-1-05	750	754,704
Toyota Motor Credit Corporation,
4.47%, 1-18-15	1,050	1,022,994
		2,706,498
Food and Related - 0.17%
Sara Lee Corporation,
6.45%, 9-26-05	500	506,013

Mining - 0.58%
Vedanta Resources plc,
6.625%, 2-22-10 (B)	1,800	1,738,818

Multiple Industry - 0.42%
National Rural Utilities Cooperative Finance Corporation,
3.0%, 2-15-06	750	745,432
Sino-Forest Corporation,
9.125%, 8-17-11 (B)	475	504,094
		1,249,526
Security and Commodity Brokers - 0.20%
SLM Corporation,
4.0%, 7-25-14	600	588,312

Utilities - Electric - 1.17%
Dominion Resources, Inc.,
7.625%, 7-15-05	750	759,092
Scana Corporation,
3.24438%, 11-15-06	2,000	2,001,414
Wisconsin Energy Corporation,
5.875%, 4-1-06	227	231,256
Wisconsin Power and Light Company,
7.6%, 7-1-05	500	505,093
		3,496,855
Utilities - Gas and Pipeline - 0.25%
Wisconsin Gas Company,
6.375%, 11-1-05	750	761,510

Utilities - Telephone - 0.53%
Open Joint Stock Company ''Vimpel-Communications'',
10.0%, 6-16-09 (B)	1,000	1,062,500
Verizon Global Funding Corp. and Verizon Communications Inc.,
6.75%, 12-1-05	500	509,797
		1,572,297

TOTAL CORPORATE DEBT SECURITIES - 5.77%		$17,250,382

(Cost: $17,135,079)

OTHER GOVERNMENT SECURITIES

Japan - 2.49%
Japanese Government 15 Year Floating Rate Bond,
0.64%, 1-20-18 (D)	JPY775,000	7,455,815

South Korea - 0.33%
Korea Development Bank (The),
3.03%, 10-29-06	$1,000	991,330

TOTAL OTHER GOVERNMENT SECURITIES - 2.82%		$8,447,145

(Cost: $8,199,698)

UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS

Mortgage-Backed Obligations
Federal Home Loan Mortgage Corporation Agency REMIC/CMO (Interest Only),
5.0%, 2-15-20	2,325	209,772
Federal Home Loan Mortgage Corporation Agency REMIC/CMO (Interest Only),
5.0%, 7-15-21	1,210	155,079
Federal Home Loan Mortgage Corporation Agency REMIC/CMO (Interest Only),
5.0%, 6-15-22	2,770	195,781
Federal Home Loan Mortgage Corporation Agency REMIC/CMO (Interest Only),
5.0%, 7-15-22	9,706	747,194
Federal Home Loan Mortgage Corporation Agency REMIC/CMO (Interest Only),
5.0%, 1-15-23	1,914	154,555
Federal Home Loan Mortgage Corporation Agency REMIC/CMO (Interest Only),
5.0%, 4-15-23	757	92,470
Federal Home Loan Mortgage Corporation Agency REMIC/CMO (Interest Only),
5.5%, 11-15-23	3,800	530,150
Federal Home Loan Mortgage Corporation Agency REMIC/CMO (Interest Only),
5.0%, 9-15-24	2,598	299,774
Federal Home Loan Mortgage Corporation Agency REMIC/CMO (Interest Only),
5.5%, 9-15-24	1,519	162,046
Federal Home Loan Mortgage Corporation Agency REMIC/CMO (Interest Only),
5.5%, 4-15-25	303	46,350
Federal Home Loan Mortgage Corporation Agency REMIC/CMO (Interest Only),
5.0%, 9-15-25	3,308	412,677
Federal Home Loan Mortgage Corporation Agency REMIC/CMO (Interest Only),
5.0%, 8-15-30	1,794	253,301
Federal National Mortgage Association Agency REMIC/CMO (Interest Only),
5.5%, 11-25-25	3,585	367,344
Government National Mortgage Association Agency REMIC/CMO (Interest Only),
5.0%, 7-20-33	719	176,334
Government National Mortgage Association Fixed Rate Pass-Through Certificates,
5.5%, 11-15-16	661	680,267
Government National Mortgage Association Fixed Rate Pass-Through Certificates,
5.5%, 12-15-16	1,355	1,393,504
Government National Mortgage Association Fixed Rate Pass-Through Certificates,
5.5%, 12-15-16	333	343,094

TOTAL UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 2.08%		$6,219,692

(Cost: $6,044,169)

UNREALIZED GAIN (LOSS) ON OPEN FORWARD CURRENCY CONTRACTS - (0.24%)	Face Amount in Thousands

Austrailian Dollar, 5-19-05 (D)	AUD7,450	112,383
Austrailian Dollar, 5-19-05 (D)	7,450	(825,284)

		$(712,901)

SHORT-TERM SECURITY - 1.95%	Principal Amount in Thousands

Banks
Rabobank USA Financial Corp.,
2.82%, 4-1-05 (Cost: $5,819,000)	$5,819	$5,819,000

TOTAL INVESTMENT SECURITIES - 100.00%		$299,074,652

(Cost: $252,542,991)

Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.
(A)Listed on an exchange outside the United States.
(B)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2005, the total value of these securities amounted to $4,948,091 or 1.65% of total investments.

(C)The security does not bear interest for an initial period of time and subsequently becomes interest bearing.
(D)Principal amounts are denominated in the indicated foreign currency, where applicable (AUD - Australian Dollar, JPY - Japanese Yen).

The Investments of W&R Target Balanced Portfolio

March 31, 2005
COMMON STOCKS	Shares	Value

Aircraft - 1.10%
Lockheed Martin Corporation	108,550	$6,628,063

Banks - 3.11%
Citigroup Inc.	254,600	11,441,724
Northern Trust Corporation	168,400	7,326,242
		18,767,966
Beverages - 0.90%
Anheuser-Busch Companies, Inc.	29,000	1,374,310
Brown-Forman Corporation, Class B	73,400	4,018,650
		5,392,960
Business Equipment and Services - 3.44%
Cintas Corporation	203,300	8,405,438
First Data Corporation	156,100	6,136,291
Manpower Inc.	142,500	6,201,600
		20,743,329
Capital Equipment - 1.97%
Illinois Tool Works Inc.	55,300	4,951,009
Ingersoll-Rand Company Limited, Class A	87,000	6,929,550
		11,880,559
Chemicals - Petroleum and Inorganic - 0.88%
Dow Chemical Company (The)	106,800	5,323,980

Chemicals - Specialty - 1.40%
Air Products and Chemicals, Inc.	133,200	8,430,228

Computers - Micro - 2.74%
Apple Computer, Inc.*	109,800	4,584,150
Dell Inc.*	216,657	8,325,045
Sun Microsystems, Inc.*	888,000	3,583,080
		16,492,275
Computers - Peripherals - 4.84%
Check Point Software Technologies Ltd.*	251,200	5,457,320
EMC Corporation*	512,900	6,318,928
Microsoft Corporation	457,800	11,062,737
Oracle Corporation*	508,500	6,343,538
		29,182,523
Cosmetics and Toiletries - 1.09%
Avon Products, Inc.	152,800	6,561,232

Defense - 1.17%
General Dynamics Corporation	66,100	7,076,005

Electrical Equipment - 1.83%
Emerson Electric Co.	81,200	5,272,316
Molex Incorporated, Class A	244,000	5,752,300
		11,024,616
Electronic Components - 1.12%
Intel Corporation	290,000	6,736,700

Electronic Instruments - 0.89%
Lam Research Corporation*	185,450	5,353,014

Finance Companies - 2.48%
Fannie Mae	87,500	4,764,375
SLM Corporation	204,100	10,172,344
		14,936,719
Food and Related - 1.14%
Dean Foods Company*	200,500	6,877,150

Furniture and Furnishings - 1.00%
Masco Corporation	173,400	6,011,778

Health Care - Drugs - 4.84%
Abbott Laboratories	133,600	6,228,432
Allergan, Inc.	80,500	5,592,335
Amgen Inc.*	95,500	5,555,235
Novartis AG, ADR*	97,300	4,551,694
Pfizer Inc.	274,307	7,206,045
		29,133,741
Health Care - General - 3.36%
Biomet, Inc.	167,100	6,071,579
Boston Scientific Corporation*	150,100	4,396,429
Johnson & Johnson	145,200	9,751,632
		20,219,640
Hospital Supply and Management - 3.73%
HCA Inc.	177,200	9,492,604
Medtronic, Inc.	132,700	6,761,065
UnitedHealth Group Incorporated	65,100	6,209,238
		22,462,907
Household - General Products - 1.40%
Colgate-Palmolive Company	161,300	8,415,021

Insurance - Life - 1.17%
Lincoln National Corporation	155,600	7,023,784

Insurance - Property and Casualty - 3.75%
Allstate Corporation (The)	135,300	7,314,318
Berkshire Hathaway Inc., Class B*	2,300	6,568,800
Chubb Corporation (The)	109,400	8,672,138
		22,555,256
Leisure Time Industry - 2.35%
Royal Caribbean Cruises Ltd.	150,000	6,703,500
Walt Disney Company (The)	259,100	7,443,943
		14,147,443
Motion Pictures - 1.95%
News Corporation Limited, Class A	402,700	6,813,684
News Corporation Limited, Class B	280,000	4,930,800
		11,744,484
Multiple Industry - 1.97%
General Electric Company	328,756	11,854,941

Petroleum - International - 4.42%
BP p.l.c., ADR	115,500	7,207,200
Burlington Resources Inc.	168,300	8,426,781
Exxon Mobil Corporation	184,046	10,969,142
		26,603,123
Petroleum - Services - 1.41%
Schlumberger Limited	120,300	8,478,744

Retail - Food Stores - 1.05%
Walgreen Co.	142,600	6,334,292

Retail - General Merchandise - 3.75%
Costco Wholesale Corporation	60,100	2,659,725
Federated Department Stores, Inc.	121,900	7,757,716
Target Corporation	92,300	4,616,846
Wal-Mart Stores, Inc.	150,600	7,546,566
		22,580,853
Security and Commodity Brokers - 2.56%
American Express Company	153,400	7,880,158
Morgan Stanley	131,700	7,539,825
		15,419,983
Trucking and Shipping - 0.96%
Expeditors International of Washington, Inc.	107,700	5,766,797

Utilities - Electric - 3.04%
Dominion Resources, Inc.	109,200	8,127,756
Exelon Corporation	221,800	10,178,402
		18,306,158
Utilities - Telephone - 1.79%
AT&T Corp.	182,000	3,412,500
Vodafone Group Plc, ADR	276,600	7,346,496
		10,758,996

TOTAL COMMON STOCKS - 74.60%		$449,225,260

(Cost: $382,259,035)

CORPORATE DEBT SECURITIES	Principal Amount in Thousands

Air Transportation - 0.07%
Southwest Airlines Co.,
7.875%, 9-1-07	$360	386,828

Aircraft - 0.11%
Raytheon Company,
6.5%, 7-15-05	675	680,546

Banks - 0.23%
Wells Fargo Bank, N.A.,
7.55%, 6-21-10	1,250	1,410,070

Beverages - 0.28%
Coca-Cola Enterprises Inc.,
6.7%, 10-15-36	500	572,795
Diageo Capital plc,
3.5%, 11-19-07	1,150	1,128,973
		1,701,768
Broadcasting - 0.66%
Clear Channel Communications, Inc.,
4.25%, 5-15-09	4,100	3,946,143

Business Equipment and Services - 0.18%
PHH Corporation,
7.125%, 3-1-13	1,000	1,100,558

Chemicals - Specialty - 0.18%
Vulcan Materials Company,
6.4%, 2-1-06	1,050	1,067,857

Finance Companies - 1.82%
277 Park Avenue Finance Corporation,
7.58%, 5-12-12 (A)	2,687	2,822,879
American International Group,
3.85%, 11-26-07 (A)	1,400	1,381,321
Banco Hipotecario Nacional,
7.916%, 7-25-09 (A)	17	412
Banco Hipotecario Nacional,
8.0%, 3-31-11 (A)	1,300	195,065
First Union-Lehman Brothers-Bank of America Commercial Mortgage Trust,
6.56%, 11-18-35	1,000	1,053,515
First Union-Lehman Brothers Company,
6.65%, 11-18-29	974	1,019,767
General Motors Acceptance Corporation,
6.125%, 8-28-07	1,200	1,170,138
Mellon Residential Funding,
6.75%, 6-26-28	217	216,452
Prudential Insurance Company of America,
6.6%, 5-15-08 (A)	1,500	1,590,425
Unilever Capital Corporation,
5.9%, 11-15-32	1,450	1,517,799
		10,967,773
Food and Related - 0.27%
Archer-Daniels-Midland Company,
7.0%, 2-1-31	1,350	1,616,755

Insurance - Life - 0.25%
StanCorp Financial Group, Inc.,
6.875%, 10-1-12	1,375	1,486,999

Insurance - Property and Casualty - 0.27%
Principal Life Global,
6.25%, 2-15-12 (A)	1,500	1,611,243

Leisure Time Industry - 0.17%
Cendant Corporation,
6.875%, 8-15-06	1,000	1,034,991

Multiple Industry - 2.04%
Cargill, Inc.,
6.375%, 6-1-12 (A)	1,150	1,244,839
General Electric Capital Corporation,
2.85%, 1-30-06	6,000	5,957,046
Georgia Power Company,
5.5%, 12-1-05	2,500	2,531,398
Household Finance Corporation,
6.5%, 1-24-06	2,500	2,553,375
		12,286,658
Real Estate Investment Trust - 0.30%
Vornado Realty L.P.,
5.625%, 6-15-07	1,750	1,793,524

Utilities - Electric - 0.55%
Dominion Resources, Inc.,
7.625%, 7-15-05	3,300	3,340,003

TOTAL CORPORATE DEBT SECURITIES - 7.38%		$44,431,716

(Cost: $44,307,646)

OTHER GOVERNMENT SECURITY - 0.30%

Canada
Hydro-Quebec,
8.0%, 2-1-13	1,500	$1,800,491
(Cost: $1,679,259)

UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS

Agency Obligations - 0.19%
Federal National Mortgage Association,
7.25%, 1-15-10	1,000	1,116,418
Mortgage-Backed Obligations - 4.38%
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates,
6.0%, 5-1-16	1,270	1,312,393
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
6.23%, 1-1-08	1,622	1,681,013
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
6.0%, 9-1-17	926	958,697
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
5.0%, 1-1-18	691	691,097
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
5.5%, 4-1-18	395	402,782
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
5.0%, 5-1-18	353	353,662
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
4.5%, 7-1-18	4,206	4,119,822
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
7.0%, 9-1-25	108	114,784
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
6.5%, 10-1-28	521	546,371
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
6.5%, 2-1-29	473	495,971
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
7.5%, 4-1-31	274	295,859
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
7.0%, 7-1-31	579	616,156
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
7.0%, 9-1-31	531	562,952
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
7.0%, 9-1-31	440	468,460
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
7.0%, 11-1-31	131	138,456
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
6.5%, 2-1-32	1,725	1,800,790
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
7.0%, 2-1-32	700	742,205
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
7.0%, 2-1-32	632	670,022
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
7.0%, 3-1-32	415	439,934
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
7.0%, 7-1-32	1,000	1,060,318
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
6.0%, 9-1-32	3,234	3,309,666
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
6.0%, 2-1-33	895	915,433
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
5.5%, 5-1-33	1,348	1,351,948
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
5.5%, 5-1-33	1,033	1,036,353
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
5.5%, 5-1-33	696	698,708
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
5.5%, 6-1-33	1,144	1,147,716
Government National Mortgage Association Fixed Rate Pass-Through Certificates,
6.0%, 8-15-28	57	58,413
Government National Mortgage Association Fixed Rate Pass-Through Certificates,
6.5%, 8-15-28	128	133,834
United States Department of Veterans Affairs, Guaranteed REMIC Pass-Through Certificates, Vendee Mortgage Trust, 1997-A Class 3-A,
8.293%, 12-15-26	240	251,109
		26,374,924

Treasury Inflation Protected Obligation - 0.19%
United States Treasury Note,
3.0%, 7-15-12	1,000	1,167,307

Treasury Obligations - 7.93%
United States Treasury Bonds,
7.5%, 11-15-16	1,500	1,880,625
United States Treasury Bonds,
7.25%, 8-15-22	4,000	5,113,280
United States Treasury Bonds,
6.25%, 8-15-23	5,250	6,112,764
United States Treasury Notes,
6.5%, 8-15-05	4,000	4,051,876
United States Treasury Notes,
3.25%, 8-15-07	5,000	4,932,615
United States Treasury Notes,
3.0%, 11-15-07	4,000	3,913,124
United States Treasury Notes,
3.0%, 2-15-08	3,000	2,923,944
United States Treasury Notes,
2.625%, 5-15-08	4,000	3,842,500
United States Treasury Notes,
4.75%, 11-15-08	4,000	4,095,936
United States Treasury Notes,
3.875%, 2-15-13	3,000	2,895,819
United States Treasury Notes,
3.625%, 5-15-13	3,000	2,847,423
United States Treasury Notes,
4.25%, 8-15-13	4,000	3,944,532
United States Treasury Notes,
5.25%, 2-15-29	1,150	1,210,959
		47,765,397

TOTAL UNITED STATES GOVERNMENT SECURITIES AND GOVERNMENT AGENCY OBLIGATIONS - 12.69%		$76,424,046

(Cost: $75,905,735)

SHORT-TERM SECURITIES

Capital Equipment - 0.66%
John Deere Finance S.A. (John Deere Capital Corporation),
2.76%, 4-7-05	4,000	3,998,160

Finance Companies - 1.30%
PACCAR Financial Corp.,
2.77%, 4-12-05	3,850	3,846,741
USAA Capital Corp.,
2.76%, 4-6-05	4,000	3,998,467
		7,845,208
Health Care - Drugs - 0.91%
Abbott Laboratories,
2.79%, 4-1-05	5,470	5,470,000

Health Care - General - 0.83%
Baxter International Inc.,
2.85%, 4-5-05	5,000	4,998,416

Publishing - 0.50%
Tribune Co.,
2.83%, 4-5-05	3,000	2,999,057

Utilities - Telephone - 0.83%
SBC Communications Inc.,
2.81%, 4-12-05	5,000	4,995,707

TOTAL SHORT-TERM SECURITIES - 5.03%		$30,306,548

(Cost: $30,306,548)

TOTAL INVESTMENT SECURITIES - 100.00%		$602,188,061

(Cost: $534,458,223)

Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.
(A)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2005, the total value of these securities amounted to $8,846,184 or 1.47% of total investments.

The Investments of W&R Target Bond Portfolio

March 31, 2005
CORPORATE DEBT SECURITIES	Principal Amount in Thousands	Value

Banks - 1.80%
First Union Corporation,
6.824%, 8-1-26	$2,632	$3,242,340
SouthTrust Bank, National Association,
6.125%, 1-9-28	500	557,266
		3,799,606
Beverages - 0.29%
Coca-Cola Enterprises Inc.,
7.0%, 10-1-26	525	617,132

Broadcasting - 1.16%
British Sky Broadcasting Group plc,
8.2%, 7-15-09	1,250	1,409,571
TCA Cable TV, Inc.,
6.53%, 2-1-28	1,000	1,037,847
		2,447,418
Business Equipment and Services - 0.31%
Postal Square Limited Partnership,
6.5%, 6-15-22	212	227,708
Quebecor World Capital Corporation,
4.875%, 11-15-08	425	421,501
		649,209
Chemicals - Petroleum and Inorganic - 0.61%
NOVA Chemicals Corporation,
7.0%, 5-15-06	1,250	1,282,813

Chemicals - Specialty - 0.66%
FMC Corporation,
10.25%, 11-1-09	1,250	1,393,750

Coal - 0.49%
Peabody Energy Corporation,
6.875%, 3-15-13	1,000	1,030,000

Computers - Main and Mini - 0.12%
Unisys Corporation,
8.125%, 6-1-06	250	256,250

Finance Companies - 20.80%
Asset Securitization Corporation,
7.49%, 4-14-29	1,167	1,230,355
Bear Stearns Commercial Mortgage Securities Inc.,
7.32%, 10-15-32	3,315	3,687,905
CHL Pass-Through Trust 2003-20,
5.5%, 7-25-33	3,603	3,647,687
Chase Manhattan - First Union Commercial Mortgage Trust,
7.439%, 7-15-09	1,500	1,654,893
Diversified REIT Owner Trust 1999-1,
6.78%, 3-18-11 (A)	750	780,469
First Union National Bank Commercial Mortgage,
7.841%, 3-15-10	2,500	2,825,423
Ford Motor Credit Company,
6.5%, 1-25-07	2,000	2,020,286
GMAC Commercial Mortgage Securities, Inc., Mortgage Pass-Through Certificates, Series 1997-C1,
6.869%, 7-15-29	2,571	2,690,315
GSR Mortgage Loan Trust 2004-2F,
7.0%, 1-25-34	2,330	2,395,394
General Motors Acceptance Corporation,
5.625%, 5-15-09	3,500	3,192,955
General Motors Acceptance Corporation,
8.875%, 6-1-10	500	502,939
IndyMac INDX Mortgage Loan Trust 2004-AR4,
4.90231%, 8-25-34	982	952,941
SocGen Real Estate Company L.L.C.,
7.64%, 12-29- 49 (A)	2,000	2,142,204
Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2004-3AC,
4.9348%, 3-25-34	2,083	2,044,419
Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2004-5,
4.62079%, 5-25-34	2,025	1,922,302
Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2004-6,
4.74195%, 6-25-34	998	949,754
Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2004-12,
5.13869%, 9-25-34	2,995	2,873,538
Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2004-A,
4.64348%, 2-25-34	1,747	1,715,006
Structured Asset Securities Corporation,
4.7676%, 10-25-33	990	974,295
Structured Asset Securities Corporation,
4.8085%, 1-25-34	1,542	1,535,850
Structured Asset Securities Corporation, Mortgage Pass-Through Certificates, Series 2003-40A,
4.8085%, 1-25-34	1,187	1,126,105
Wells Fargo Mortgage Pass-Through Certificates, Series 2003-10,
4.5%, 9-25-18	2,500	2,416,426
Westinghouse Electric Corporation,
8.875%, 6-14-14	500	633,022
		43,914,483
Food and Related - 1.31%
Cadbury Schweppes US Finance LLC,
3.875%, 10-1-08 (A)	750	733,800
ConAgra, Inc.,
7.125%, 10-1-26	1,750	2,038,095
		2,771,895
Forest and Paper Products - 4.67%
Abitibi-Consolidated Company of Canada,
6.95%, 12-15-06	2,000	2,010,000
Bowater Canada Finance Corporation,
7.95%, 11-15-11	1,000	1,037,500
Champion International Corporation,
6.4%, 2-15-26	1,500	1,590,711
Champion International Corporation,
6.65%, 12-15-37	1,500	1,677,632
Georgia-Pacific Corporation,
7.375%, 7-15-08	3,000	3,142,500
Westvaco Corporation,
7.5%, 6-15-27	364	403,367
		9,861,710
Homebuilders, Mobile Homes - 0.71%
D.R. Horton, Inc.,
8.0%, 2-1-09	864	928,893
Pulte Corporation,
8.125%, 3-1-11	500	563,795
		1,492,688
Hospital Supply and Management - 1.02%
HCA - The Healthcare Company,
7.125%, 6-1-06	1,000	1,028,892
HCA - The Healthcare Company,
8.75%, 9-1-10	1,000	1,124,585
		2,153,477
Household - General Products - 1.24%
Procter & Gamble Company (The),
8.0%, 9-1-24	2,000	2,619,630

Multiple Industry - 3.58%
CHYPS CBO 1997-1 Ltd.,
6.72%, 1-15-10 (A)	577	386,272
Comcast Cable Communications, Inc.,
8.5%, 5-1-27	1,250	1,604,624
Dominion Resources, Inc.,
5.25%, 8-1-33	2,250	2,241,675
Preferred Term Securities XVI, Ltd. and Preferred Term Securities XVI, Inc.,
5.06%, 3-23-35 (A)	1,250	1,254,688
Preferred Term Securities XVII, Ltd. and Preferred Term Securities XVII, Inc.,
5.1800004%, 6-23-35 (A)	1,000	997,500
Tyco International Group S.A.,
6.375%, 10-15-11	1,000	1,067,550
		7,552,309
Petroleum - International - 0.92%
Chesapeake Energy Corporation,
9.0%, 8-15-12	750	827,812
Petrobras International Finance Company,
9.875%, 5-9-08	1,000	1,110,000
		1,937,812
Petroleum - Services - 1.34%
Halliburton Company,
6.75%, 2-1-27	2,000	2,248,700
Pemex Project Funding Master Trust,
9.125%, 10-13-10	500	577,500
		2,826,200
Utilities - Electric - 1.77%
HQI Transelec Chile S.A.,
7.875%, 4-15-11	750	857,828
Oncor Electric Delivery Company,
6.375%, 5-1-12	2,000	2,144,084
Pepco Holdings, Inc.,
4.0%, 5-15-10	750	721,545
		3,723,457
Utilities - Gas and Pipeline - 0.98%
Tennessee Gas Pipeline Company,
7.0%, 3-15-27	2,000	2,068,556

Utilities - Telephone - 3.93%
British Telecommunications Public Limited Company,
8.375%, 12-15-10	2,000	2,323,598
Deutsche Telekom International Finance B.V.,
8.5%, 6-15-10	2,500	2,875,200
Pacific Bell,
7.25%, 11-1-27	750	800,847
Sprint Capital Corporation,
6.125%, 11-15-08	1,500	1,567,817
Telefonos de Mexico, S.A. de C.V.,
4.5%, 11-19-08	750	737,360
		8,304,822

TOTAL CORPORATE DEBT SECURITIES - 47.71%		$100,703,217

(Cost: $99,422,141)

OTHER GOVERNMENT SECURITIES

Brazil - 0.25%
Federative Republic of Brazil (The),
9.25%, 10-22-10	500	525,000

Canada - 0.87%
Province de Quebec,
7.14%, 2-27-26	1,500	1,853,505

Supranational - 0.55%
Inter-American Development Bank,
8.4%, 9-1-09	1,000	1,157,176

TOTAL OTHER GOVERNMENT SECURITIES - 1.67%		$3,535,681

(Cost: $3,126,110)

UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS

Agency Obligations - 3.72%
Federal Home Loan Bank,
5.375%, 5-15-19	3,000	3,117,843
Tennessee Valley Authority,
4.875%, 12-15-16	3,500	3,622,584
Tennessee Valley Authority,
5.88%, 4-1-36	1,000	1,108,193
		7,848,620
Mortgage-Backed Obligations - 28.12%
Federal Home Loan Mortgage Corporation Agency REMIC/CMO,
5.5%, 3-15-14	2,010	2,053,600
Federal Home Loan Mortgage Corporation Agency REMIC/CMO,
4.0%, 5-15-16	1,230	1,213,144
Federal Home Loan Mortgage Corporation Agency REMIC/CMO,
4.0%, 10-15-16	1,652	1,625,378
Federal Home Loan Mortgage Corporation Agency REMIC/CMO,
5.0%, 7-15-19	1,667	1,635,097
Federal Home Loan Mortgage Corporation Agency REMIC/CMO,
6.5%, 11-25-21	306	307,704
Federal Home Loan Mortgage Corporation Agency REMIC/CMO,
5.0%, 5-15-23	1,500	1,469,566
Federal Home Loan Mortgage Corporation Agency REMIC/CMO (Interest Only),
5.5%, 4-15-24	4,576	503,634
Federal Home Loan Mortgage Corporation Agency REMIC/CMO (Interest Only),
5.5%, 4-15-24	2,420	196,176
Federal Home Loan Mortgage Corporation Agency REMIC/CMO,
6.0%, 3-15-29	574	590,644
Federal Home Loan Mortgage Corporation Agency REMIC/CMO (Interest Only),
5.0%, 7-15-29	2,451	354,173
Federal Home Loan Mortgage Corporation Agency REMIC/CMO,
7.5%, 9-15-29	754	814,095
Federal Home Loan Mortgage Corporation Agency REMIC/CMO,
4.0%, 2-15-30	500	484,284
Federal Home Loan Mortgage Corporation Agency REMIC/CMO,
4.25%, 3-15-31	946	926,794
Federal Home Loan Mortgage Corporation Agency REMIC/CMO,
5.0%, 9-15-32	1,500	1,456,618
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates,
4.0%, 12-1-08	2,160	2,143,494
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates,
6.0%, 11-1-28	957	983,237
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates,
7.0%, 5-1-31	159	167,543
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates,
6.5%, 10-1-31	212	220,639
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates,
6.5%, 11-1-31	356	370,313
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates,
6.0%, 2-1-32	525	538,064
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates,
6.5%, 6-1-32	369	384,003
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates,
5.0%, 3-1-35	2,000	1,958,146
Federal Home Loan Mortgage Corporation Non-Agency REMIC/CMO (Interest Only),
5.5%, 12-15-13	664	152,542
Federal National Mortgage Association Agency REMIC/CMO,
5.0%, 3-25-18	3,500	3,459,258
Federal National Mortgage Association Agency REMIC/CMO (Interest Only),
5.0%, 3-25-18	1,719	167,208
Federal National Mortgage Association Agency REMIC/CMO,
5.0%, 6-25-18	2,173	2,177,573
Federal National Mortgage Association Agency REMIC/CMO,
4.5%, 8-25-18	2,500	2,470,490
Federal National Mortgage Association Agency REMIC/CMO,
5.5%, 2-25-32	1,500	1,520,900
Federal National Mortgage Association Agency REMIC/CMO,
4.0%, 11-25-32	1,342	1,312,618
Federal National Mortgage Association Agency REMIC/CMO,
4.0%, 3-25-33	1,108	1,088,058
Federal National Mortgage Association Agency REMIC/CMO,
3.5%, 8-25-33	2,378	2,228,432
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
4.0%, 1-1-11	2,444	2,395,101
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
5.5%, 1-1-17	1,425	1,453,719
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
6.0%, 1-1-17	732	755,995
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
5.0%, 3-1-18	1,391	1,392,288
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
4.0%, 11-1-18	1,503	1,442,445
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
5.5%, 10-1-23	1,130	1,135,767
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
5.0%, 4-1-24	3,603	3,557,214
Federal National Mortgage Association Fixed Rate Pass-Through Certificate,
7.0%, 6-1-24	203	214,918
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
5.0%, 2-1-25	1,489	1,470,252
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
6.0%, 12-1-28	261	267,910
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
6.5%, 3-1-33	767	797,319
Federal National Mortgage Association Non-Agency REMIC/CMO,
4.5%, 7-25-24	1,000	929,950
Government National Mortgage Association Agency REMIC/CMO (Interest Only),
5.5%, 6-20-28	4,850	568,495
Government National Mortgage Association Agency REMIC/CMO,
5.0%, 1-20-32	1,059	1,057,100
Government National Mortgage Association Fixed Rate Pass-Through Certificates,
7.5%, 7-15-23	78	84,073
Government National Mortgage Association Fixed Rate Pass-Through Certificates,
7.5%, 12-15-23	232	250,920
Government National Mortgage Association Fixed Rate Pass-Through Certificates,
8.0%, 9-15-25	105	112,764
Government National Mortgage Association Fixed Rate Pass-Through Certificates,
7.0%, 7-20-27	33	34,946
Government National Mortgage Association Fixed Rate Pass-Through Certificates,
7.0%, 8-20-27	90	95,434
Government National Mortgage Association Fixed Rate Pass-Through Certificates,
6.5%, 7-15-28	413	432,130
Government National Mortgage Association Fixed Rate Pass-Through Certificates,
6.5%, 5-15-29	171	179,128
Government National Mortgage Association Fixed Rate Pass-Through Certificates,
7.5%, 7-15-29	41	43,741
Government National Mortgage Association Fixed Rate Pass-Through Certificates,
7.75%, 10-15-31	301	318,619
Government National Mortgage Association Non-Agency REMIC/CMO,
4.0%, 1-16-30	632	616,423
United States Department of Veterans Affairs, Guaranteed REMIC Pass-Through Certificates, Vendee Mortgage Trust, 2001-3 Class G,
6.5%, 4-15-27	500	508,797
United States Department of Veterans Affairs, Guaranteed REMIC Pass-Through Certificates, Vendee Mortgage Trust, 2002-1 Class 2-G,
6.5%, 10-15-25	1,750	1,774,482
United States Department of Veterans Affairs, Guaranteed REMIC Pass-Through Certificates, Vendee Mortgage Trust, 2003-2 Class D,
5.0%, 11-15-23	1,000	1,012,782
United States Department of Veterans Affairs, Guaranteed REMIC Pass-Through Certificates, Vendee Mortgage Trust, 2003-2 Class E,
5.0%, 12-15-25	1,500	1,493,800
		59,369,937
Treasury Obligations - 14.98%
United States Treasury Bond,
6.125%, 11-15-27	2,500	2,921,973
United States Treasury Notes,
3.5%, 11-15-06	10,000	9,968,750
United States Treasury Notes,
5.5%, 2-15-08	6,500	6,777,011
United States Treasury Notes,
5.0%, 2-15-11	11,500	11,944,280
		31,612,014

TOTAL UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 46.82%		$98,830,571

(Cost: $99,320,329)

SHORT-TERM SECURITIES

Forest and Paper Products - 1.77%
Sonoco Products Co.,
2.88%, 4-1-05	3,741	3,741,000

Security and Commodity Brokers - 1.08%
Greenwich Capital Holdings Inc. (Royal Bank of Scotland PLC (The)),
2.86%, 4-1-05	2,280	2,280,000

Utilities - Telephone - 0.95%
SBC Communications Inc.,
2.81%, 4-12-05	2,000	1,998,283

TOTAL SHORT-TERM SECURITIES - 3.80%		$8,019,283

(Cost: $8,019,283)

TOTAL INVESTMENT SECURITIES - 100.00%		$211,088,752

(Cost: $209,887,863)

Notes to Schedule of Investments
(A)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2005, the total value of these securities amounted to $6,294,933 or 2.98% of total investments.

The Investments of W&R Target Core Equity Portfolio

March 31, 2005
COMMON STOCKS	Shares	Value

Aircraft - 4.14%
Boeing Company (The)	139,500	$8,155,170
Lockheed Martin Corporation	185,550	11,329,683
United Technologies Corporation	102,650	10,435,399
		29,920,252
Aluminum - 1.03%
Alcoa Incorporated	245,300	7,454,667

Banks - 1.96%
Citigroup Inc.	158,900	7,140,966
U.S. Bancorp	243,050	7,004,701
		14,145,667
Beverages - 1.52%
PepsiCo, Inc.	207,300	10,993,119

Broadcasting - 1.34%
Liberty Media Corporation, Class A*	936,200	9,708,394

Business Equipment and Services - 0.47%
First Data Corporation	86,700	3,408,177

Capital Equipment - 4.41%
Caterpillar Inc.	100,550	9,194,292
Deere & Company	233,600	15,681,568
Illinois Tool Works Inc.	78,250	7,005,722
		31,881,582
Chemicals - Petroleum and Inorganic - 1.15%
du Pont (E.I.) de Nemours and Company	162,400	8,321,376

Chemicals - Specialty - 2.68%
Air Products and Chemicals, Inc.	305,750	19,350,918

Communications Equipment - 1.58%
Cisco Systems, Inc.*	635,200	11,379,608

Computers - Micro - 2.34%
Apple Computer, Inc.*	88,100	3,678,175
Dell Inc.*	344,100	13,222,042
		16,900,217
Computers - Peripherals - 3.83%
Lexmark International, Inc.*	54,100	4,326,377
Microsoft Corporation	294,640	7,119,976
SAP Aktiengesellschaft, ADR	405,500	16,252,440
Seagate Technology, Escrow Security*	3,600	0
		27,698,793
Defense - 1.55%
General Dynamics Corporation	104,900	11,229,545

Electronic Components - 3.14%
Analog Devices, Inc.	107,450	3,883,243
Intel Corporation	378,290	8,787,677
Texas Instruments Incorporated	393,600	10,032,864
		22,703,784
Finance Companies - 1.81%
Rio Tinto plc	53,500	1,728,796
SLM Corporation	227,600	11,343,584
		13,072,380
Food and Related - 1.48%
Kellogg Company	246,400	10,661,728

Health Care - Drugs - 6.32%
Amgen Inc.*	119,690	6,962,367
Gilead Sciences, Inc.*	220,400	7,889,218
Novartis AG, Registered Shares	208,650	9,738,745
Pfizer Inc.	801,935	21,066,832
		45,657,162
Health Care - General - 2.72%
Boston Scientific Corporation*	120,800	3,538,232
Wyeth	381,450	16,089,561
		19,627,793
Hospital Supply and Management - 5.11%
Aetna Inc.	75,260	5,640,737
Caremark Rx, Inc.*	61,100	2,430,558
Guidant Corporation	86,000	6,355,400
Medtronic, Inc.	207,950	10,595,052
UnitedHealth Group Incorporated	45,200	4,311,176
WellPoint, Inc.*	60,200	7,546,070
		36,878,993

Hotels and Gaming - 2.46%
Marriott International, Inc., Class A	188,950	12,633,197
Starwood Hotels & Resorts Worldwide, Inc.	61,900	3,715,857
Wynn Resorts, Limited*	20,800	1,408,472
		17,757,526
Household - General Products - 0.81%
Colgate-Palmolive Company	112,100	5,848,257

Insurance - Property and Casualty - 2.24%
Berkshire Hathaway Inc., Class B*	5,655	16,150,680

Leisure Time Industry - 0.81%
Carnival Corporation	113,400	5,875,254

Mining - 0.60%
Phelps Dodge Corporation	42,800	4,354,044

Multiple Industry - 4.51%
General Electric Company	718,800	25,919,928
Google Inc., Class A*	16,400	2,959,954
Las Vegas Sands, Inc.*	82,600	3,717,000
		32,596,882
Non-Residential Construction - 0.59%
Fluor Corporation	76,400	4,234,852

Petroleum - Canada - 0.33%
Canadian Natural Resources Limited	14,400	818,208
Suncor Energy Inc.	38,400	1,544,064
		2,362,272
Petroleum - International - 7.80%
Anadarko Petroleum Corporation	84,240	6,410,664
Burlington Resources Inc.	491,800	24,624,426
Exxon Mobil Corporation	424,576	25,304,730
		56,339,820
Petroleum - Services - 10.15%
Baker Hughes Incorporated	549,250	24,436,133
Nabors Industries Ltd.*	155,300	9,184,442
Schlumberger Limited	219,150	15,445,692
Smith International, Inc.*	57,700	3,619,521
Transocean Inc.*	104,700	5,387,862
Weatherford International Ltd.*	263,300	15,255,602
		73,329,252
Retail - Food Stores - 0.85%
Walgreen Co.	138,600	6,156,612

Retail - General Merchandise - 4.50%
Family Dollar Stores, Inc.	170,300	5,170,308
Kohl's Corporation*	156,300	8,069,769
Target Corporation	72,300	3,616,446
Wal-Mart Stores, Inc.	311,700	15,619,287
		32,475,810
Retail - Specialty Stores - 1.08%
Best Buy Co., Inc.	144,750	7,817,947

Security and Commodity Brokers - 2.86%
Goldman Sachs Group, Inc. (The)	140,650	15,470,094
Morgan (J.P.) Chase & Co.	150,400	5,203,840
		20,673,934
Timesharing and Software - 1.53%
eBay Inc.*	245,400	9,142,377
Yahoo! Inc.*	57,000	1,935,435
		11,077,812
Trucking and Shipping - 2.17%
United Parcel Service, Inc., Class B	215,100	15,646,374

Utilities - Electric - 1.01%
Dominion Resources, Inc.	97,900	7,286,697

Utilities - Telephone - 2.96%
Sprint Corporation	169,000	3,844,750
Vodafone Group Plc, ADR	659,850	17,525,616
		21,370,366

TOTAL COMMON STOCKS - 95.84%		$692,348,546

(Cost: $537,817,758)

SHORT-TERM SECURITIES	Principle Amount in Thousands

Capital Equipment - 0.55%
John Deere Capital Corporation,
2.84%, 4-21-05	$4,000	3,993,689

Containers - 0.69%
Bemis Company, Inc.,
2.85%, 4-1-05	5,000	5,000,000

Finance Companies - 1.18%
Ciesco, LLC,
2.76%, 4-4-05	5,000	4,998,850
PACCAR Financial Corp.,
2.77%, 4-11-05	3,500	3,497,307
		8,496,157
Food and Related - 0.55%
Heinz (H.J.) Finance Co. (Heinz (H.J.) Co.),
2.82%, 4-4-05	4,000	3,999,060

Forest and Paper Products - 0.50%
Sonoco Products Co.,
2.88%, 4-1-05	3,596	3,596,000

Health Care - General - 0.69%
Baxter International Inc.,
2.85%, 4-6-05	5,000	4,998,021

TOTAL SHORT-TERM SECURITIES - 4.16%		$30,082,927

(Cost: $30,082,927)

TOTAL INVESTMENT SECURITIES - 100.00%		$722,431,473

(Cost: $567,900,685)

Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.

The Investments of W&R Target Dividend Income Portfolio
March 31, 2005
COMMON STOCKS	Shares	Value

Aircraft - 3.06%
Boeing Company (The)	4,782	$279,556
Goodrich Corporation	5,678	217,411
Lockheed Martin Corporation	2,981	182,020
		678,987
Aluminum - 0.68%
Alcoa Incorporated	4,966	150,917

Banks - 2.60%
Bank of America Corporation	6,846	301,909
Citigroup Inc.	6,134	275,662
		577,571
Beverages - 1.81%
Diageo plc, ADR	4,956	281,996
Molson Coors Brewing Company, Class B	1,548	119,459
		401,455

Business Equipment and Services - 1.34%
Genuine Parts Company	6,845	297,689

Capital Equipment - 2.13%
Deere & Company	7,064	474,206

Chemicals -- Petroleum and Inorganic - 1.85%
Dow Chemical Company (The)	3,996	199,201
du Pont (E.I.) de Nemours and Company	4,124	211,314
		410,515
Computers -- Peripherals - 3.54%
Microsoft Corporation	17,971	434,269
SAP Aktiengesellschaft, ADR	8,773	351,622
		785,891
Electrical Equipment - 0.65%
Emerson Electric Co.	2,209	143,430

Electronic Components - 1.65%
Microchip Technology Incorporated	8,827	229,281
Texas Instruments Incorporated	5,351	136,397
		365,678
Finance Companies - 4.61%
Caterpillar Inc.	3,763	344,089
SLM Corporation	13,652	680,416
		1,024,505
Food and Related - 0.29%
ConAgra Foods, Inc.	2,377	64,227

Health Care -- Drugs - 2.95%
Abbott Laboratories	6,508	303,403
Pfizer Inc.	13,356	350,862
		654,265
Health Care -- General - 0.97%
Boston Scientific Corporation*	7,326	214,579

Hospital Supply and Management - 3.40%
HCA Inc.	3,774	202,173
Medtronic, Inc.	8,018	408,517
PacifiCare Health Systems, Inc.*	2,550	145,146
		755,836
Hotels and Gaming - 4.49%
Harrah's Entertainment, Inc.	5,662	365,652
Starwood Hotels & Resorts Worldwide, Inc.	10,515	631,215
		996,867
Household -- General Products - 1.93%
Colgate-Palmolive Company	4,220	220,157
Procter & Gamble Company (The)	3,951	209,403
		429,560
Insurance -- Property and Casualty - 3.27%
Allstate Corporation (The)	4,889	264,299
MGIC Investment Corporation	4,035	248,838
St. Paul Companies, Inc. (The)	5,805	213,218
		726,355
Leisure Time Industry - 0.73%
Carnival Corporation	3,110	161,129

Mining - 1.35%
Freeport-McMoRan Copper & Gold Inc., Class B	7,582	300,323

Multiple Industry - 4.36%
Bill Barrett Corporation*	3,798	109,800
General Electric Company	18,985	684,599
Valor Communications Group, Inc.*	12,053	174,407
		968,806
Non-Residential Construction - 1.21%
Fluor Corporation	4,866	269,722

Petroleum -- International - 8.67%
Anadarko Petroleum Corporation	6,794	517,023
BP p.l.c., ADR	4,151	259,022
Burlington Resources Inc.	9,028	452,032
Exxon Mobil Corporation	11,700	697,320
		1,925,397
Petroleum -- Services - 10.07%
BJ Services Company	4,635	240,464
Baker Hughes Incorporated	10,049	447,080
National-Oilwell, Inc.*	2,478	115,723
Patterson-UTI Energy, Inc.	19,284	482,389
Schlumberger Limited	6,556	462,067
Transocean Inc.*	5,332	274,385
Weatherford International Ltd.*	3,712	215,073
		2,237,181
Publishing - 1.12%
Knight-Ridder, Inc.	3,700	248,825

Railroad - 0.98%
Union Pacific Corporation	3,125	217,813

Real Estate Investment Trust - 2.41%
Equity Office Properties Trust	4,859	146,402
ProLogis	4,195	155,635
Simon Property Group, Inc.	3,864	234,081
		536,118
Retail -- General Merchandise - 1.33%
May Department Stores Company (The)	8,002	296,234

Savings and Loans - 0.59%
Capitol Federal Financial	3,807	132,008

Security and Commodity Brokers - 6.78%
Chicago Mercantile Exchange Holdings Inc.	1,536	298,030
Goldman Sachs Group, Inc. (The)	2,261	248,687
Marsh & McLennan Companies, Inc.	9,879	300,519
Merrill Lynch & Co., Inc.	3,972	224,815
Morgan (J.P.) Chase & Co.	8,715	301,539
New York Community Bancorp, Inc.	7,230	131,297
		1,504,887
Tobacco - 4.31%
Altria Group, Inc.	9,590	627,090
Reynolds American Inc.	4,086	329,291
		956,381
Trucking and Shipping - 2.22%
United Parcel Service, Inc., Class B	6,775	492,813

Utilities -- Electric - 1.13%
Dominion Resources, Inc.	3,366	250,531

Utilities -- Gas and Pipeline - 2.62%
Enbridge Inc.	3,370	173,488
Kinder Morgan, Inc.	5,408	409,386
		582,874
Utilities -- Telephone - 3.06%
BellSouth Corporation	8,354	219,627
Iowa Telecommunications Services, Inc.	10,245	199,777
Vodafone Group Plc, ADR	9,789	259,996
		679,400

TOTAL COMMON STOCKS - 94.16%		$20,912,975

(Cost: $19,768,857)

SHORT-TERM SECURITIES	Principal Amount in Thousands

Commercial Paper - 3.59%
Health Care - Drugs
Abbott Laboratories,
2.79%, 4-1-05	$797	797,000

United States Government Security - 2.25%
Federal Home Loan Bank,
2.43%, 4-1-05	500	500,000

TOTAL SHORT-TERM SECURITIES - 5.84%		$1,297,000

(Cost: $1,297,000)

TOTAL INVESTMENT SECURITIES - 100.00%		$22,209,975

(Cost: $21,065,857)

Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.

The Investments of W&R Target Growth Portfolio

March 31, 2005
COMMON STOCKS	Shares	Value

Air Transportation - 1.49%
FedEx Corporation	187,000	$17,568,650

Aircraft - 1.07%
United Technologies Corporation	125,000	12,707,500

Apparel - 1.85%
Coach, Inc.*	226,400	12,821,032
NIKE, Inc., Class B	109,300	9,105,783
		21,926,815
Business Equipment and Services - 3.04%
Robert Half International Inc.	695,000	18,737,200
Staples, Inc.	549,600	17,262,936
		36,000,136
Chemicals -- Petroleum and Inorganic - 1.83%
Monsanto Company	335,000	21,607,500

Communications Equipment - 1.38%
Cisco Systems, Inc.*	910,584	16,313,112

Computers -- Micro - 5.33%
Apple Computer, Inc.*	707,000	29,517,250
Dell Inc.*	871,740	33,496,610
		63,013,860
Computers -- Peripherals - 6.96%
Lexmark International, Inc.*	136,300	10,899,911
Microsoft Corporation	1,891,900	45,717,763
Oracle Corporation*	1,115,000	13,909,625
SAP Aktiengesellschaft, ADR	294,800	11,815,584
		82,342,883
Consumer Electronics - 1.09%
Harman International Industries, Incorporated	145,600	12,879,776

Cosmetics and Toiletries - 1.01%
Avon Products, Inc.	277,100	11,898,674

Defense - 1.65%
General Dynamics Corporation	182,300	19,515,215

Electronic Components - 3.06%
Linear Technology Corporation	302,200	11,596,925
Maxim Integrated Products, Inc.	193,172	7,885,281
Microchip Technology Incorporated	643,600	16,717,510
		36,199,716
Finance Companies - 3.94%
SLM Corporation	934,400	46,570,496

Health Care -- Drugs - 5.22%
Alcon, Inc.	172,100	15,366,809
Allergan, Inc.	115,500	8,023,785
Genentech, Inc.*	170,000	9,623,700
Gilead Sciences, Inc.*	369,400	13,222,673
Pfizer Inc.	590,835	15,521,235
		61,758,202
Health Care -- General - 7.66%
Biomet, Inc.	292,700	10,635,255
Boston Scientific Corporation*	279,800	8,195,342
DENTSPLY International Inc.	190,000	10,336,950
Johnson & Johnson	563,300	37,831,228
Zimmer Holdings, Inc.*	303,400	23,607,554
		90,606,329
Hospital Supply and Management - 5.41%
Medtronic, Inc.	451,900	23,024,305
UnitedHealth Group Incorporated	428,800	40,898,944
		63,923,249
Hotels and Gaming - 1.68%
Starwood Hotels & Resorts Worldwide, Inc.	330,000	19,809,900

Household -- General Products - 1.01%
Procter & Gamble Company (The)	225,000	11,925,000

Leisure Time Industry - 2.98%
Carnival Corporation	680,000	35,230,800

Motor Vehicle Parts - 1.45%
Danaher Corporation	320,400	17,112,564

Motor Vehicles - 1.65%
Harley-Davidson, Inc.	337,900	19,517,104

Multiple Industry - 7.45%
3M Company	145,000	12,425,050
General Electric Company	1,206,400	43,502,784
Google Inc., Class A*	134,200	24,221,087
Las Vegas Sands, Inc.*	175,300	7,888,500
		88,037,421
Petroleum -- Services - 5.16%
Baker Hughes Incorporated	253,900	11,296,011
Schlumberger Limited	340,000	23,963,200
Smith International, Inc.*	411,400	25,807,122
		61,066,333
Retail -- Food Stores - 2.63%
Walgreen Co.	701,400	31,156,188

Retail -- General Merchandise - 0.59%
Kohl's Corporation*	135,000	6,970,050

Retail -- Specialty Stores - 3.76%
Advance Auto Parts, Inc.*	230,000	11,603,500
Home Depot, Inc. (The)	859,997	32,886,285
		44,489,785
Security and Commodity Brokers - 12.09%
American Express Company	211,500	10,864,755
Chicago Mercantile Exchange Holdings Inc.	115,000	22,313,450
Franklin Resources, Inc.	280,500	19,256,325
Goldman Sachs Group, Inc. (The)	375,900	41,345,241
Legg Mason, Inc.	337,600	26,380,064
Moody's Corporation	75,000	6,064,500
T. Rowe Price Group, Inc.	281,000	16,680,160
		142,904,495
Timesharing and Software - 4.89%
Automatic Data Processing, Inc.	530,000	23,823,500
eBay Inc.*	348,100	12,968,466
Paychex, Inc.	380,000	12,486,800
Yahoo! Inc.*	250,000	8,488,750
		57,767,516
Trucking and Shipping - 1.02%
Expeditors International of Washington, Inc.	225,600	12,079,752

TOTAL COMMON STOCKS - 98.35%		$1,162,899,021

(Cost: $970,531,013)

SHORT-TERM SECURITIES	Principal Amount in Thousands

Capital Equipment - 0.42%
John Deere Capital Corporation,
2.84%, 4-21-05	$5,000	4,992,111

Containers - 0.42%
Bemis Company, Inc.,
2.85%, 4-1-05	5,000	5,000,000

Finance Companies - 0.30%
PACCAR Financial Corp.,
2.77%, 4-11-05	3,500	3,497,307

Forest and Paper Products - 0.26%
Sonoco Products Co.,
2.88%, 4-1-05	3,008	3,008,000

Publishing - 0.25%
Tribune Co.,
2.83%, 4-5-05	3,000	2,999,057

TOTAL SHORT-TERM SECURITIES - 1.65%		$19,496,475

(Cost: $19,496,475)

TOTAL INVESTMENT SECURITIES - 100.00%		$1,182,395,496

(Cost: $990,027,488)

Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.

The Investments of W&R Target High Income Portfolio

March 31, 2005
COMMON STOCKS, RIGHT AND WARRANTS	Shares	Value

Broadcasting - 0.11%
Citadel Broadcasting Corporation*	15,000	$205,950

Chemicals - Petroleum and Inorganic - 0.32%
UAP Holding Corp.*	36,425	586,078

Finance Companies - 0.00%
ONO Finance Plc, Rights (A)*	250	5,500

Hospital Supply and Management - 0.37%
Psychiatric Solutions, Inc.*	15,000	689,700

Multiple Industry - 0.80%
Dollar Financial Corp.*	37,500	449,250
Huntsman Corporation*	37,500	874,500
Mueller Holdings (N.A.), Inc., Warrants (A)*	2,000	160,500
		1,484,250
Petroleum - Services - 0.29%
BJ Services Company	2,500	129,700
Baker Hughes Incorporated	5,000	222,450
Schlumberger Limited	2,500	176,200
		528,350
Timesharing and Software - 0.33%
Alliance Data Systems Corporation*	15,000	606,000

Utilities - Telephone - 0.12%
GT Group Telecom, Inc., Warrants (A)(B)*	300	1
IWO Holdings, Inc., Warrants (A)*	1,500	15
SBA Communications Corporation*	12,000	109,560
US Unwired Inc.*	25,280	106,302
		215,878

TOTAL COMMON STOCKS, RIGHT AND WARRANTS - 2.34%		$4,321,706

(Cost: $4,160,355)

PREFERRED STOCKS

Apparel - 0.37%
Anvil Holdings, Inc., 13.0%*	65,627	672,672

Broadcasting - 0.02%
Adelphia Communications Corporation, 13.0% *	12,500	40,625

TOTAL PREFERRED STOCKS - 0.39%		$713,297

(Cost: $1,942,028)

CORPORATE DEBT SECURITIES	Principal Amount in Thousands

Aircraft - 1.22%
Argo-Tech Corporation,
9.25%, 6-1-11	$200	215,000
BE Aerospace, Inc.,
8.5%, 10-1-10	50	54,500
Bombardier Recreational Products Inc.,
8.375%, 12-15-13	200	212,000
Esterline Technologies Corporation,
7.75%, 6-15-13	750	780,000
L-3 Communications Corporation,
6.125%, 1-15-14	1,000	985,000
		2,246,500
Aluminum - 0.16%
Century Aluminum Company,
7.5%, 8-15-14	300	303,000

Apparel - 0.11%
Anvil Knitwear, Inc.,
10.875%, 3-15-07	250	211,250

Beverages - 0.57%
Cott Beverages Inc.,
8.0%, 12-15-11	1,000	1,057,500

Broadcasting - 4.97%
CCH II and CCH II Capital,
10.25%, 9-15-10	1,000	1,020,000
Cablevision Systems Corporation,
6.66875%, 4-1-09 (A)	1,000	1,060,000
Charter Communications Holdings, LLC and Charter Communications Holdings Capital Corporation,
0.0%, 5-15-11 (C)	1,000	690,000
Charter Communications Holdings, LLC and Charter Communications Holdings Capital Corporation,
0.0%, 1-15-12 (C)	500	312,500
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp.,
8.0%, 4-30-12 (A)	1,000	995,000
Gray Communications Systems, Inc.,
9.25%, 12-15-11	500	540,000
Insight Communications Company, Inc.,
0.0%, 2-15-11 (C)	1,500	1,492,500
NTL Cable PLC,
8.75%, 4-15-14 (A)	375	404,062
PanAmSat Corporation,
9.0%, 8-15-14	175	184,625
Spanish Broadcasting System, Inc.,
9.625%, 11-1-09	2,015	2,110,713
Young Broadcasting Inc.,
8.5%, 12-15-08	350	366,625
		9,176,025
Business Equipment and Services - 2.18%
Alderwoods Group, Inc.,
7.75%, 9-15-12 (A)	600	613,500
Allied Waste North America, Inc.,
8.5%, 12-1-08	1,000	1,025,000
Carriage Services, Inc.,
7.875%, 1-15-15 (A)	150	150,750
MagnaChip Semiconductor S.A. and MagnaChip Semiconductor Finance Company,
5.76%, 12-15-11 (A)	150	153,750
MagnaChip Semiconductor S.A. and MagnaChip Semiconductor Finance Company,
8.0%, 12-15-14 (A)	150	153,375
Vertis, Inc.,
9.75%, 4-1-09	150	156,750
Vertis, Inc.,
10.875%, 6-15-09	1,000	965,000
Vertis, Inc.,
13.5%, 12-7-09 (A)	1,000	815,000
		4,033,125
Capital Equipment - 3.10%
Case New Holland Inc.,
9.25%, 8-1-11 (A)	2,000	2,130,000
GEO Sub Corp.,
11.0%, 5-15-12	500	512,500
IMCO Recycling Inc.,
10.375%, 10-15-10	775	860,250
Mueller Group, Inc.,
7.4925%, 11-1-11	300	304,500
Mueller Group, Inc.,
10.0%, 5-1-12	900	972,000
Simmons Company,
0.0%, 12-15-14 (A)(C)	1,500	937,500
		5,716,750
Chemicals - Petroleum and Inorganic - 0.96%
PolyOne Corporation,
10.625%, 5-15-10	500	555,000
Resolution Performance Products LLC and RPP Capital Corporation,
13.5%, 11-15-10	575	621,000
UAP Holding Corp.,
0.0%, 7-15-12 (C)	750	596,250
		1,772,250
Chemicals - Specialty - 1.72%
Compass Minerals International, Inc.,
0.0%, 12-15-12 (C)	1,350	1,161,000
Compass Minerals International, Inc.,
0.0%, 6-1-13 (C)	1,750	1,452,500
Ethyl Corporation,
8.875%, 5-1-10	250	267,500
PQ Corporation,
7.5%, 2-15-13 (A)	300	295,500
		3,176,500
Coal - 0.43%
Southern Star Central Corp.,
8.5%, 8-1-10	750	798,750

Computers - Peripherals - 1.88%
ASG Consolidated LLC and ASG Finance, Inc.,
0.0%, 11-1-11 (A)(C)	2,325	1,627,500
Activant Solutions Inc.,
9.09%, 4-1-10 (A)	250	255,000
Activant Solutions Inc.,
10.5%, 6-15-11	1,500	1,597,500
		3,480,000
Construction Materials - 7.20%
Ames True Temper, Inc.,
6.64%, 1-15-12 (A)	2,500	2,350,000
Ames True Temper, Inc.,
10.0%, 7-15-12	1,175	998,750
Associated Materials Incorporated,
9.75%, 4-15-12	525	564,375
Brand Services, Inc.,
12.0%, 10-15-12	650	721,500
Builders FirstSource, Inc.,
7.02438%, 2-15-12 (A)	1,200	1,182,000
Interface, Inc.,
7.3%, 4-1-08	1,000	975,000
Interface, Inc.,
10.375%, 2-1-10	445	498,400
Interface, Inc.,
9.5%, 2-1-14	1,250	1,315,625
Jacuzzi Brands, Inc.,
9.625%, 7-1-10	1,750	1,925,000
MAAX Corporation,
9.75%, 6-15-12	500	510,000
Nortek, Inc.,
8.5%, 9-1-14	900	868,500
Ply Gem Industries, Inc.,
9.0%, 2-15-12	1,200	1,134,000
WII Components, Inc.,
10.0%, 2-15-12	250	256,250
		13,299,400
Containers - 3.81%
Alltrista Corporation,
9.75%, 5-1-12	250	266,250
Constar International Inc.,
6.14938%, 2-15-12 (A)	400	400,000
Crown European Holdings,
9.5%, 3-1-11	1,000	1,097,500
Crown European Holdings,
10.875%, 3-1-13	50	58,000
Graham Packaging Company, L.P. and GPC Capital Corp. I,
8.5%, 10-15-12 (A)	150	150,000
Graham Packaging Company, L.P. and GPC Capital Corp. I,
9.875%, 10-15-14 (A)	300	300,000
MDP Acquisitions plc,
9.625%, 10-1-12	900	967,500
Owens-Brockway Glass Container Inc.,
8.75%, 11-15-12	750	819,375
Owens-Illinois, Inc.,
7.35%, 5-15-08	2,500	2,568,750
Pliant Corporation,
0.0%, 6-15-09 (C)	450	405,000
		7,032,375
Defense - 0.73%
Armor Holdings, Inc.,
8.25%, 8-15-13	1,250	1,346,875

Electrical Equipment - 0.93%
Coleman Cable Inc.,
9.875%, 10-1-12 (A)	1,150	1,173,000
Rexnord Corporation,
10.125%, 12-15-12	500	550,000
		1,723,000
Electronic Instruments - 0.59%
Aavid Thermal Technologies, Inc.,
12.75%, 2-1-07	1,000	1,080,000

Finance Companies - 9.67%
CCO Holdings, LLC and CCO Holdings Capital Corp.,
6.615%, 12-15-10 (A)	1,500	1,485,000
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc.,
8.375%, 3-15-13	1,075	1,163,688
Ferrellgas Partners, L.P. and Ferrellgas Partners Finance Corp.,
8.75%, 6-15-12	2,500	2,600,000
Goodman Global Holdings, Inc.,
5.76%, 6-15-12 (A)	150	148,500
Goodman Global Holdings, Inc.,
7.875%, 12-15-12 (A)	600	549,000
IWO Escrow Company,
6.32%, 1-15-12 (A)	150	153,000
IWO Escrow Company,
0.0%, 1-15-15 (A)(C)	600	384,000
MSW Energy Holdings LLC and MSW Energy Finance Co., Inc.,
8.5%, 9-1-10	300	315,000
NMHG Holding Co.,
10.0%, 5-15-09	1,000	1,077,500
NTK Holdings, Inc.,
0.0%, 3-1-14 (A)(C)	1,000	532,500
Nexstar Finance, L.L.C. and Nexstar Finance, Inc.,
12.0%, 4-1-08	1,500	1,586,250
Norcraft Companies, L.P. and Norcraft Finance Corp.,
0.0%, 9-1-12 (C)	1,500	1,065,000
Refco Finance Holdings LLC and Refco Finance Inc.,
9.0%, 8-1-12 (A)	1,500	1,590,000
Standard Aero Holdings, Inc.,
8.25%, 9-1-14 (A)	750	776,250
Tabletop Holdings, Inc.,
0.0%, 5-15-14 (A)(C)	2,000	700,000
Toll Corp.,
8.0%, 5-1-09	1,000	1,015,000
Vanguard Health Holding Company I, LLC and Vanguard Holding Company I, Inc.,
0.0%, 10-1-15 (C)	1,000	667,500
Vanguard Health Holding Company II, LLC and Vanguard Holding Company II, Inc.,
9.0%, 10-1-14	1,000	1,052,500
Xerox Capital Trust I,
8.0%, 2-1-27	1,000	1,000,000
		17,860,688
Food and Related - 4.08%
American Seafoods Group LLC and American eafoods, Inc.,
10.125%, 4-15-10	860	928,800
Doane Pet Care Company,
9.75%, 5-15-07	1,000	980,000
Doane Pet Care Company,
10.75%, 3-1-10	700	742,000
Gold Kist Inc.,
10.25%, 3-15-14	650	741,000
Merisant Company,
10.25%, 7-15-13 (A)	450	387,000
Pierre Merger Corp.,
9.875%, 7-15-12	1,750	1,833,125
Pinnacle Foods Holding Corporation,
8.25%, 12-1-13	2,250	1,923,750
		7,535,675
Forest and Paper Products - 3.19%
Buckeye Technologies Inc.,
8.0%, 10-15-10	1,250	1,237,500
Buckeye Technologies Inc.,
8.5%, 10-1-13	1,250	1,312,500
Cellu Tissue Holdings, Inc.,
9.75%, 3-15-10	300	309,000
Georgia-Pacific Corporation,
8.875%, 5-15-31	940	1,132,700
Mercer International Inc.,
9.25%, 2-15-13	1,500	1,417,500
Tembec Industries Inc.,
8.625%, 6-30-09	500	482,500
		5,891,700
Health Care - General - 3.17%
Ardent Health Services, Inc.,
10.0%, 8-15-13	1,750	2,073,750
Encore Medical IHC, Inc.,
9.75%, 10-1-12 (A)	1,000	975,000
Eye Care Centers of America, Inc.,
10.75%, 2-15-15 (A)	1,000	955,000
MQ Associates, Inc.,
0.0%, 8-15-12 (C)	875	498,750
Medical Device Manufacturing, Inc.,
10.0%, 7-15-12	300	321,000
Universal Hospital Services, Inc.,
10.125%, 11-1-11	1,000	1,025,000
		5,848,500
Homebuilders, Mobile Homes - 0.16%
Technical Olympic USA, Inc.,
7.5%, 3-15-11	300	288,000

Hospital Supply and Management - 3.69%
EGL Acquisition Corp.,
7.625%, 2-1-15 (A)	600	600,000
Medex, Inc.,
8.875%, 5-15-13	1,000	1,130,000
Psychiatric Solutions, Inc.,
10.625%, 6-15-13	1,467	1,628,370
Rural/Metro Corporation,
0.0%, 3-15-16 (A)(C)	1,700	837,420
Rural/Metro Operating Company, LLC and Rural/Metro (Delaware) Inc.,
9.875%, 3-15-15 (A)	375	385,313
US Oncology Holdings, Inc.,
8.62%, 3-15-15 (A)	750	706,875
US Oncology, Inc.,
9.0%, 8-15-12 (A)	250	263,750
US Oncology, Inc.,
10.75%, 8-15-14 (A)	150	165,000
United Surgical Partners Holdings, Inc.,
10.0%, 12-15-11	1,000	1,102,500
		6,819,228
Hotels and Gaming - 1.00%
Inn of the Mountain Gods Resort and Casino,
12.0%, 11-15-10	850	998,750
Pinnacle Entertainment, Inc.,
8.25%, 3-15-12	850	850,000
		1,848,750
Household - General Products - 2.07%
JohnsonDiversey, Inc.,
9.625%, 5-15-12	1,060	1,139,500
Sealy Mattress Company,
8.25%, 6-15-14	1,075	1,120,688
Southern States Cooperative, Inc.,
10.5%, 11-1-10 (A)	1,500	1,556,250
		3,816,438
Leisure Time Industry - 0.37%
Equinox Holdings, Inc.,
9.0%, 12-15-09	650	682,500

Mining - 0.03%
Compass Minerals Group, Inc.,
10.0%, 8-15-11	43	46,762

Motion Pictures - 2.67%
AMC Entertainment Inc.,
6.68533%, 8-15-10 (A)	350	365,750
AMC Entertainment Inc.,
9.5%, 2-1-11	1,000	1,025,000
Carmike Cinemas, Inc.,
7.5%, 2-15-14	500	490,625
Cinemark, Inc.,
0.0%, 3-15-14 (C)	2,000	1,420,000
Cinemark USA, Inc.,
9.0%, 2-1-13	352	381,920
LCE Acquisition Corporation,
9.0%, 8-1-14 (A)	1,250	1,243,750
		4,927,045
Motor Vehicle Parts - 2.69%
ADESA, Inc.,
7.625%, 6-15-12	300	300,000
Collins & Aikman Floorcoverings, Inc.,
9.75%, 2-15-10	1,250	1,331,250
Group 1 Automotive, Inc.,
8.25%, 8-15-13	500	505,000
Sonic Automotive, Inc.,
8.625%, 8-15-13	1,250	1,243,750
United Auto Group, Inc.,
9.625%, 3-15-12	1,500	1,582,500
		4,962,500
Multiple Industry - 2.38%
AMR HoldCo, Inc. and EmCare HoldCo, Inc.,
10.0%, 2-15-15 (A)	150	156,000
CBD Media Holdings LLC and CBD Holdings Finance, Inc.,
9.25%, 7-15-12	600	612,000
CBD Media LLC and CBD Finance, Inc.,
8.625%, 6-1-11	1,000	1,030,000
CSC Holdings, Inc.,
6.75%, 4-15-12 (A)	425	421,812
K&F Acquisition, Inc.,
7.75%, 11-15-14 (A)	300	291,000
Mueller Holdings (N.A.), Inc.,
0.0%, 4-15-14 (C)	2,000	1,380,000
Viasystems, Inc.,
10.5%, 1-15-11	500	495,000
		4,385,812
Non-Residential Construction - 0.30%
National Waterworks, Inc.,
10.5%, 12-1-12	500	556,250

Petroleum - Domestic - 1.39%
Delta Petroleum Corporation,
7.0%, 4-1-15 (A)	150	144,750
EXCO Resources, Inc.,
7.25%, 1-15-11	900	913,500
Frontier Oil Corporation,
6.625%, 10-1-11	150	149,250
KCS Energy, Inc.,
7.125%, 4-1-12	150	151,500
Stone Energy Corporation,
6.75%, 12-15-14	375	363,750
Venoco, Inc.,
8.75%, 12-15-11 (A)	375	386,250
Whiting Petroleum Corporation,
7.25%, 5-1-12	450	454,500
		2,563,500
Petroleum - International - 0.21%
Newfield Exploration Company,
6.625%, 9-1-14	375	379,687

Petroleum - Services - 1.19%
Hanover Compressor Company,
0.0%, 3-31-07	500	440,000
Hanover Compressor Company,
8.625%, 12-15-10	500	522,500
Hanover Compressor Company,
9.0%, 6-1-14	150	160,500
Parker Drilling Company,
9.625%, 10-1-13	250	276,250
SESI, L.L.C.,
8.875%, 5-15-11	750	800,625
		2,199,875
Publishing - 2.15%
Advertising Directory Solutions Holdings Inc.,
9.25%, 11-15-12 (A)	375	393,750
Dex Media, Inc.,
0.0%, 11-15-13 (C)	1,500	1,140,000
Dex Media, Inc.,
8.0%, 11-15-13	1,000	1,035,000
Dex Media West LLC and Dex Media West Finance Co.,
8.5%, 8-15-10	300	320,250
Dex Media West LLC and Dex Media West Finance Co.,
9.875%, 8-15-13	977	1,089,355
		3,978,355
Railroad - 0.50%
Kansas City Southern Railway Company (The),
7.5%, 6-15-09	900	918,000

Real Estate Investment Trust - 0.56%
Thornburg Mortgage, Inc.,
8.0%, 5-15-13	1,000	1,040,000

Restaurants - 0.99%
Carrols Corporation,
9.0%, 1-15-13 (A)	150	154,500
Friendly Ice Cream Corporation,
8.375%, 6-15-12	750	712,500
Landry's Restaurants, Inc.,
7.5%, 12-15-14 (A)	1,000	970,000
		1,837,000
Retail - Food Stores - 3.11%
Couche-Tard U.S. L.P. and Couche-Tard Financing Corp.,
7.5%, 12-15-13	900	945,000
Rite Aid Corporation,
7.125%, 1-15-07	1,500	1,500,000
Rite Aid Corporation,
8.125%, 5-1-10	1,000	1,015,000
Roundy's, Inc.,
8.875%, 6-15-12	1,000	1,070,000
Stater Bros. Holdings Inc.,
6.51%, 6-15-10	500	495,000
Stater Bros. Holdings Inc.,
8.125%, 6-15-12	750	723,750
		5,748,750
Retail - General Merchandise - 0.43%
Interline Brands, Inc.,
11.5%, 5-15-11	325	370,500
NBC Acquisition Corp.,
0.0%, 3-15-13 (C)	600	429,000
		799,500
Retail - Specialty Stores - 2.18%
CSK Auto, Inc.,
7.0%, 1-15-14	350	330,313
FTD, Inc.,
7.75%, 2-15-14	500	512,500
General Nutrition Centers, Inc.,
8.5%, 12-1-10	200	170,000
Jean Coutu Group (PJC) Inc. (The),
7.625%, 8-1-12	1,000	1,020,000
Jo-Ann Stores, Inc.,
7.5%, 3-1-12	1,000	1,021,250
Nebraska Book Company, Inc.,
8.625%, 3-15-12	1,000	967,500
		4,021,563
Utilities - Electric - 0.08%
Texas Genco LLC and Texas Genco Financing Corp.,
6.875%, 12-15-14 (A)	150	150,375

Utilities - Gas and Pipeline - 2.81%
ANR Pipeline Company,
8.875%, 3-15-10	500	540,705
AmeriGas Partners, L.P. and AP Eagle Finance Corp.,
8.875%, 5-20-11	1,500	1,590,000
Northwest Pipeline Corporation,
8.125%, 3-1-10	750	802,500
Southern Natural Gas Company,
8.875%, 3-15-10	1,000	1,084,300
Williams Companies, Inc. (The),
7.5%, 1-15-31	1,110	1,165,500
		5,183,005
Utilities - Telephone - 11.02%
Alamosa (Delaware), Inc.,
0.0%, 7-31-09 (C)	1,000	1,087,500
Alamosa (Delaware), Inc.,
14.0%, 1-31-12	750	777,187
American Tower Corporation,
9.375%, 2-1-09	1,021	1,072,050
Centennial Communications Corp., Centennial Cellular Operating Co. LLC and Centennial Puerto Rico Operations Corp.,
8.125%, 2-1-14	300	307,500
MCI, Inc.,
6.908%, 5-1-07	281	285,917
MCI, Inc.,
7.688%, 5-1-09	314	326,560
MCI, Inc.,
8.735%, 5-1-14	240	264,000
Nextel Communications, Inc.,
6.875%, 10-31-13	1,500	1,563,750
Nextel Communications, Inc.,
7.375%, 8-1-15	750	792,188
Nextel Partners, Inc.,
8.125%, 7-1-11	1,750	1,859,375
Qwest Capital Funding, Inc.,
7.75%, 8-15-06	1,000	1,011,250
Qwest Services Corporation and Qwest Communications International Inc.,
13.5%, 12-15-07 (A)	500	556,250
Qwest Services Corporation and Qwest Communications International Inc.,
14.0%, 12-15-10 (A)	1,500	1,736,250
Qwest Services Corporation and Qwest Communications International Inc.,
14.5%, 12-15-14 (A)	1,500	1,811,250
SBA Communications Corporation,
8.5%, 12-1-12 (A)	1,100	1,138,500
SBA Communications Corporation and SBA Telecommunications, Inc.,
0.0%, 12-15-11 (C)	1,000	862,500
SpectraSite, Inc.,
8.25%, 5-15-10	2,000	2,085,000
Triton PCS, Inc.,
8.75%, 11-15-11	950	662,625
Triton PCS, Inc.,
8.5%, 6-1-13	600	552,000
US Unwired Inc.,
7.26%, 6-15-10	400	413,000
US Unwired Inc.,
10.0%, 6-15-12	575	636,813
Ubiquitel Operating Company,
9.875%, 3-1-11 (A)	300	330,750
Valor Telecommunications Enterprises, LLC and Valor Telecommunications Enterprises Finance Corp.,
7.75%, 2-15-15 (A)	225	223,875
		20,356,090

TOTAL CORPORATE DEBT SECURITIES - 92.65%		$171,098,848

(Cost: $167,240,143)

SHORT-TERM SECURITIES

Retail - Food Stores
Kroger Co. (The),
2.92%, 4-1-05	6,333	6,333,000
Kroger Co. (The),
2.85%, 4-5-05	2,200	2,199,303

TOTAL SHORT-TERM SECURITIES - 4.62%		$8,532,303

(Cost: $8,532,303)

TOTAL INVESTMENT SECURITIES - 100.00%		$184,666,154

(Cost: $181,874,829)

Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.
(A)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers At March 31, 2005, the total value of these securities amounted to $38,936,623 or 21.08% of total investments.

(B)Security valued in good faith by the Valuation Committee of the Board of Directors.
(C)The security does not bear interest for an initial period of time and subsequently becomes interest bearing.

The Investments of W&R Target International Growth Portfolio

March 31, 2005
COMMON STOCKS	Shares	Value

Australia - 1.51%
Australia and New Zealand Banking Group Limited (A)	62,500	$995,946
Westpac Banking Corporation (A)	118,600	1,744,177
		2,740,123
Austria - 1.40%
Erste Bank der oesterreichischen Sparkassen AG (A)	48,600	2,543,234

Belgium - 1.48%
KBC Group NV (A)*	31,900	2,691,191

Canada - 1.96%
EnCana Corporation (A)	31,800	2,245,556
Shoppers Drug Mart Corporation (A)(B)*	39,700	1,324,427
		3,569,983
China - 0.78%
China Mobile (Hong Kong) Limited (A)	435,000	1,422,207

France - 8.93%
BNP Paribas (A)	25,000	1,771,890
France Telecom (A)	60,700	1,818,474
Lafarge (A)	13,000	1,259,420
Pernod Ricard (A)	6,500	907,895
Publicis Groupe S.A. (A)	28,700	881,394
Sanofi-Aventis (A)	24,400	2,058,466
Sanofi-Aventis (A)(B)	7,000	590,543
Total S.A. (A)	17,300	4,049,765
VINCI (A)	20,000	2,884,306
		16,222,153
Germany - 9.64%
Allianz Aktiengesellschaft, Registered Shares (A)	29,500	3,748,190
BASF Aktiengesellschaft (A)	26,700	1,892,378
Continental Aktiengesellschaft (A)	29,100	2,253,065
Deutsche Telekom AG, Registered Shares (A)	125,000	2,498,154
E.ON AG (A)	21,100	1,808,799
Fresenius AG (A)	4,700	545,419
SAP Aktiengesellschaft (A)	9,800	1,573,451
Siemens AG (A)	40,470	3,194,795
		17,514,251
Greece - 1.21%
Alpha Bank (A)(B)	65,000	2,196,819

Ireland - 4.22%
Anglo Irish Bank Corporation plc (Great Britian) (A)	138,273	3,464,583
Anglo Irish Bank Corporation plc (Ireland) (A)	100,000	2,503,017
CRH public limited company (A)	64,600	1,698,215
		7,665,815
Israel - 0.21%
VIZRT Ltd. (A)(B)	60,000	377,398

Italy - 3.78%
Assicurazioni Generali SpA (A)	35,200	1,136,707
Banco Popolare di Verona e Novara S.c. a r.l. (A)	85,000	1,586,303
Eni S.p.A. (A)	124,500	3,234,125
Saipem S.p.A. (A)	72,800	923,372
		6,880,507
Japan - 19.64%
ACOM CO., LTD. (A)	18,900	1,277,980
Asahi Glass Company, Limited (A)	115,000	1,211,994
Canon Inc. (A)	50,000	2,681,403
CREDIT SAISON CO., LTD. (A)	54,000	1,944,040
East Japan Railway Company (A)	416	2,234,807
Honda Motor Co., Ltd. (A)	21,100	1,056,771
Hoya Corporation (A)	16,500	1,815,893
INPEX Corporation (A)(B)	106	567,469
Japan Tobacco Inc. (A)	100	1,109,868
Kabushiki Kaisha Mitsubishi Tokyo Financial Group (A)	200	1,734,751
Mitsubishi Corporation (A)	127,000	1,645,243
Mizuho Financial Group, Inc. (A)	195	922,076
Nihon Densan Kabushiki Kaisha (A)	17,600	2,191,382
Nikko Cordial Corporation (A)	186,000	929,826
Nomura Holdings, Inc. (A)	68,000	951,315
ORIX Corporation (A)	14,500	1,848,676
SMC Corporation (A)	8,000	905,055
Sega Sammy Holdings Inc. (A)	35,000	2,128,334
Shinsei Bank, Limited (A)	155,000	881,832
Shinsei Bank, Limited (A)(B)	257,000	1,462,134
Taisei Corporation (A)	240,000	899,832
Tokyo Electric Power Company, Incorporated (The) (A)	37,400	906,920
Tokyo Gas Co., Ltd. (A)	441,000	1,776,833
Toyota Motor Corporation (A)	69,900	2,601,203
		35,685,637
Luxembourg - 0.48%
SES GLOBAL S.A., Fiduciary Deposit Receipts (A)	67,000	868,054

Mexico - 1.43%
Cemex, S.A. de C.V., ADR	45,900	1,663,875
Grupo Televisa, S.A., GDR	16,000	940,800
		2,604,675
Norway - 0.53%
Statoil ASA (A)	57,200	973,264

Russia - 0.90%
OAO LUKOIL, ADR	12,000	1,636,500

Singapore - 0.51%
DBS Group Holdings Ltd (A)	102,500	925,101

South Korea - 0.89%
LG Chem, Ltd. (A)	40,000	1,614,968

Spain - 2.82%
Enagas, S.A. (A)	114,400	1,744,777
Gestevision Telecinco, S.A. (A)*	54,000	1,256,385
Telefonica, S.A. (A)	121,500	2,117,786
		5,118,948
Switzerland - 11.38%
Baloise-Holding, Registered Shares (A)	21,000	1,010,038
Compagnie Financiere Richemont SA (A)	41,000	1,287,787
Credit Suisse Group, Registered Shares (A)	67,100	2,882,129
Holcim Ltd, Registered Shares (A)	40,500	2,491,656
Nestle S.A., Registered Shares (A)	10,900	2,983,710
Novartis AG, Registered Shares (A)	88,300	4,121,405
Roche Holdings AG, Genussschein (A)	20,100	2,155,433
UBS AG (A)	44,450	3,755,291
		20,687,449
Turkey - 0.32%
Turkiye Garanti Bankasi Anonim Sirketi (A)	155,000	587,852

United Kingdom - 17.48%
BP p.l.c. (A)	428,000	4,433,640
British Sky Broadcasting Group plc (A)	149,824	1,642,569
Capita Group Plc (The) (A)(B)	215,610	1,531,076
Carnival plc (A)	57,800	3,172,221
NEXT plc (A)	73,000	2,194,855
Reckitt Benckiser plc (A)	100,922	3,205,914
Royal Bank of Scotland Group plc (The) (A)	106,659	3,392,185
Smith & Nephew plc (A)	226,000	2,123,447
tesco plc (A)	572,000	3,419,084
Vodafone Group Plc (A)	1,732,000	4,595,832
WPP Group plc (A)	181,300	2,062,979
		31,773,802
United States - 0.55%
Inco Limited*	25,000	995,000

TOTAL COMMON STOCKS - 92.05%		$167,294,931

(Cost: $138,065,227)

SHORT-TERM SECURITIES	Principal Amount in Thousands

Capital Equipment - 2.75%
John Deere Capital Corporation,
2.84%, 4-21-05	$5,000	4,992,111

Security and Commodity Brokers - 3.55%
Greenwich Capital Holdings Inc. (Royal Bank of Scotland PLC (The)),
2.86%, 4-1-05	6,450	6,450,000

Utilities - Telephone - 1.65%
SBC Communications Inc.,
2.68%, 4-5-05	3,000	2,999,077

TOTAL SHORT-TERM SECURITIES - 7.95%		$14,441,188

(Cost: $14,441,188)

TOTAL INVESTMENT SECURITIES - 100.00%		$181,736,119

(Cost: $152,506,415)

Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.
(A)Listed on an exchange outside the United States.
(B)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2005, the total value of these securities amounted to $8,049,866 or 4.43% of total investments.

The Investments of W&R Target International Value Portfolio
March 31, 2005
COMMON STOCKS	Shares	Value

Australia - 3.53%
Iluka Resources Limited (A)	1,259,900	$5,530,336
National Australia Bank Limited (A)	233,800	5,122,296
Qantas Airways Limited (A)	857,600	2,352,774
Qantas Airways Limited (A)(B)	545,600	1,496,821
		14,502,227
Bermuda - 1.53%
ACE Limited	68,900	2,843,503
XL Capital Ltd, Class A	47,300	3,423,101
		6,266,604
Canada - 2.54%
BCE Inc. (A)	138,000	3,450,570
Barrick Gold Corporation (A)	276,200	6,620,764
Domtar Inc. (A)	44,100	374,730
		10,446,064
China - 0.74%
China Telecom Corporation Limited (A)	5,420,000	1,893,647
China Telecom Corporation Limited (A)(B)	3,240,000	1,131,996
		3,025,643
Denmark - 3.81%
ISS A/S (A)	66,500	5,405,657
Vestas Wind Systems A/S (A)*	709,667	10,252,800
		15,658,457
Finland - 4.30%
Metso Corporation (A)	367,980	6,595,364
Stora Enso Oyj, Class R (A)	374,700	5,262,822
Stora Enso Oyj, Class R (A)	71,073	998,570
UPM-Kymmene Corporation (A)	216,200	4,794,665
		17,651,421
France - 5.25%
AXA (A)	227,853	6,072,578
Sanofi-Aventis (A)	97,200	8,200,117
SUEZ (A)	82,200	2,213,124
Total S.A. (A)	21,717	5,083,742
		21,569,561
Germany - 4.33%
Bayer Aktiengesellschaft (A)	125,900	4,163,633
Deutsche Post AG (A)	241,000	5,869,743
E.ON AG (A)	52,900	4,534,857
Volkswagen Aktiengesellschaft (A)	88,735	3,200,387
		17,768,620
Hong Kong - 3.18%
Bank of East Asia, Limited (The) (A)	896,000	2,579,037
Cheung Kong (Holdings) Limited (A)	348,000	3,089,813
China Mobile (Hong Kong) Limited, ADR	162,100	2,660,061
Hutchison Whampoa Limited, Ordinary Shares (A)	556,100	4,723,588
		13,052,499
Israel - 0.80%
Check Point Software Technologies Ltd.*	151,300	3,286,992

Italy - 1.53%
Eni S.p.A. (A)	241,500	6,273,423

Japan - 7.73%
Hitachi, Ltd. (A)	702,000	4,360,492
KDDI CORPORATION (A)	802	3,971,852
Nintendo Co., Ltd. (A)	35,400	3,862,899
Nippon Telegraph and Telephone Corporation (A)	1,179	5,157,163
Ono Pharmaceutical Co., Ltd. (A)	67,000	3,493,098
Sony Corporation (A)	175,700	6,997,193
Takeda Chemical Industries, Ltd. (A)	82,200	3,917,571
		31,760,268
Mexico - 1.00%
Telefonos de Mexico, S.A. de C.V., ADR	119,420	4,123,573

Netherlands - 7.15%
Akzo Nobel N.V. (A)	183,880	8,399,053
ING Groep N.V., Certicaaten Van Aandelen (A)	251,394	7,596,566
Koninklijke Philips Electronics N.V., Ordinary Shares (A)	199,110	5,487,297
Reed Elsevier NV (A)	398,600	6,012,063
Wolters Kluwer nv, Certicaaten Van Aandelen (A)	101,000	1,845,605
		29,340,584
Norway - 1.66%
Telenor ASA (A)	746,700	6,705,513
Telenor ASA (A)(B)	13,700	123,029
		6,828,542
Portugal - 0.60%
Portugal Telecom, SGPS, S.A., Ordinary shares (A)	210,600	2,469,069

Singapore - 1.53%
DBS Group Holdings Ltd (A)	300,000	2,707,614
Venture Corporation Limited (A)	443,000	3,568,902
		6,276,516
South Korea - 6.95%
KT Corporation, ADR	329,160	7,014,400
Kookmin Bank, ADR*	99,010	4,420,797
POSCO, ADR	62,140	3,067,230
SK Telecom Co., Ltd., ADR	184,530	3,638,932
Samsung Electronics Co., Ltd., GDR (B)	41,990	10,392,525
		28,533,884
Spain - 3.50%
Iberdrola, S.A. (A)	196,000	5,129,603
Repsol YPF, S.A. (A)	202,000	5,349,505
Telefonica, S.A., ADR	74,861	3,890,526
		14,369,634
Sweden - 4.44%
ForeningsSparbanken AB (A)	207,200	4,898,345
Nordea AB, FDR (A)	698,900	7,079,011
Securitas AB, Class B (A)	390,700	6,249,784
		18,227,140
Switerland - 3.87%
Nestle S.A., Registered Shares (A)	31,100	8,513,153
Swiss Reinsurance Company, Registered Shares (A)	50,480	3,616,572
UBS AG (A)	44,400	3,751,066
		15,880,791
Taiwan - 2.76%
Chunghwa Telecom Co., Ltd., ADR	202,400	4,288,856
Compal Electronics Inc., GDR	422,600	1,928,155
Compal Electronics Inc., GDR (B)	201,211	918,045
Lite-On Technology Corporation, GDR	390,000	4,196,361
		11,331,417
United Kingdom - 23.41%
AMVESCAP PLC (A)	340,700	2,147,501
BAE SYSTEMS plc (A)	1,338,200	6,558,407
BP p.l.c. (A)	591,000	6,122,152
Boots Group PLC (A)	300,400	3,537,336
British Sky Broadcasting Group plc (A)	453,300	4,969,674
Cadbury Schweppes plc (A)	407,800	4,085,758
Compass Group PLC (A)	1,537,930	7,014,451
GlaxoSmithKline plc (A)	273,900	6,274,698
Lloyds TSB Group plc (A)	457,600	4,130,988
National Grid Transco plc (A)	395,100	3,658,176
Pearson plc (A)	366,900	4,469,381
Rentokil Initial plc (A)	1,042,980	3,191,031
Rolls-Royce plc (A)*	1,244,600	5,735,346
Royal Bank of Scotland Group plc (The) (A)	159,450	5,071,152
"Shell" Transport and Trading Company p.l.c. (The) (A)	632,900	5,677,651
Shire Pharmaceuticals Group plc (A)	446,700	5,099,789
Smiths Group plc (A)	275,300	4,427,217
Unilever PLC (A)	703,800	6,951,699
Vodafone Group Plc (A)	1,591,700	4,223,549
Wm MORRISON SUPERMARKETS PLC (A)	755,630	2,797,082
		96,143,038

TOTAL COMMON STOCKS - 96.14%		$394,785,967

(Cost: $306,232,841)

SHORT-TERM SECURITIES	Principal Amount in Thousands	Value

Finance Companies - 1.70%
Ciesco, LLC,
2.76%, 4-4-05	$4,000	3,999,080
PACCAR Financial Corp.,
2.77%, 4-12-05	3,000	2,997,461
		6,996,541
Banks - 0.82%
Rabobank USA Financial Corp.,
2.82%, 4-1-05	3,351	3,351,000

Publishing - 0.73%
Tribune Co.,
2.83%, 4-5-05	3,000	2,999,056

Retail - General Merchandise - 0.61%
Wal-Mart Stores, Inc.,
2.75%, 4-4-05	2,500	2,499,427

TOTAL SHORT-TERM SECURITIES - 3.86%		$15,846,024

(Cost: $15,846,024)

TOTAL INVESTMENT SECURITIES - 100.00%		$410,631,991

(Cost: $322,078,865)

Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.
(A)Listed on an exchange outside the United States.
(B)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2005, the total value of these securities amounted to $14,062,416 or 3.42% of total investments.

The Investments of W&R Target Limited-Term Bond Portfolio

March 31, 2005
CORPORATE DEBT SECURITIES	Principal Amount in Thousands	Value

Aircraft - 2.83%
Raytheon Company,
6.75%, 8-15-07	$2,030	$2,135,860

Banks - 1.96%
First Union Corporation,
6.875%, 9-15-05	1,460	1,481,336

Broadcasting - 2.67%
Viacom Inc.,
7.75%, 6-1-05	2,000	2,013,266

Business Equipment and Services - 2.81%
USA Waste Services, Inc.,
7.125%, 10-1-07	2,000	2,121,330

Capital Equipment - 2.38%
John Deere Capital Corporation,
5.125%, 10-19-06	1,766	1,793,811

Finance Companies - 4.69%
Ford Motor Credit Company,
6.875%, 2-1-06	2,000	2,027,196
General Motors Acceptance Corporation,
6.625%, 10-15-05	1,500	1,511,256
		3,538,452

Food and Related - 2.00%
Kellogg Company,
4.875%, 10-15-05	1,500	1,507,545

Household - General Products - 1.64%
CPC International Inc.,
6.15%, 1-15-06	1,218	1,237,609

Insurance - Life - 1.33%
Lincoln National Corporation,
7.25%, 5-15-05	1,000	1,004,949

Multiple Industry - 9.34%
General Electric Capital Corporation,
2.85%, 1-30-06	2,000	1,985,682
Honeywell International Inc.,
6.875%, 10-3-05	400	406,206
Household Finance Corporation,
6.5%, 1-24-06	1,850	1,889,498
Kansas City Power & Light Company,
7.125%, 12-15-05	700	716,205
National Rural Utilities Cooperative Finance Corporation,
6.0%, 5-15-06	2,000	2,044,636
		7,042,227
Petroleum - International - 3.23%
Anadarko Petroleum Corporation,
5.375%, 3-1-07	2,385	2,436,879

Railroad - 5.37%
Norfolk Southern Corporation,
7.35%, 5-15-07	1,850	1,960,920
Union Pacific Corporation,
7.6%, 5-1-05	2,080	2,085,859
		4,046,779
Security and Commodity Brokers - 2.40%
CIT Group Holdings, Inc. (The),
6.625%, 6-15-05	900	906,148
Salomon Smith Barney Holdings Inc.,
6.25%, 6-15-05	900	905,680
		1,811,828
Utilities - Electric - 6.96%
Dominion Resources, Inc.,
7.625%, 7-15-05	2,200	2,226,668
FPL Group Capital Inc.,
7.625%, 9-15-06	2,000	2,099,180
Wisconsin Energy Corporation,
5.875%, 4-1-06	910	927,060
		5,252,908
Utilities - Telephone - 2.71%
GTE Corporation,
6.36%, 4-15-06	2,000	2,045,148

TOTAL CORPORATE DEBT SECURITIES - 52.32%		$39,469,927

(Cost: $39,626,767)

UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS

Agency Obligations - 5.26%
Federal Home Loan Mortgage Corporation,
3.625%, 9-15-08	2,000	1,958,168
Federal National Mortgage Association,
4.25%, 7-15-07	2,000	2,006,666
		3,964,834
Mortgage-Backed Obligations - 23.66%
Federal Home Loan Mortgage Corporation Agency REMIC/CMO,
3.5%, 12-15-16	1,218	1,176,899
Federal Home Loan Mortgage Corporation Agency REMIC/CMO (Interest Only),
5.5%, 7-15-17	1,250	108,043
Federal Home Loan Mortgage Corporation Agency REMIC/CMO (Interest Only),
5.5%, 10-15-23	5,936	529,003
Federal Home Loan Mortgage Corporation Agency REMIC/CMO (Interest Only),
5.5%, 4-15-24	1,870	205,810
Federal Home Loan Mortgage Corporation Agency REMIC/CMO (Interest Only),
5.0%, 6-15-24	2,000	287,010
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates,
7.0%, 8-1-07	2	1,993
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates,
4.5%, 5-1-10	1,288	1,283,962
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates,
4.0%, 6-1-14	1,811	1,762,103
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates,
5.5%, 2-1-16	49	50,081
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates,
6.0%, 5-1-16	32	32,810
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates,
5.5%, 1-1-17	149	152,580
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates,
5.5%, 5-1-17	158	161,057
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates,
4.5%, 1-1-18	1,453	1,425,024
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates,
4.5%, 4-1-18	1,468	1,439,927
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates,
4.5%, 3-1-19	1,805	1,769,091
Federal National Mortgage Association Agency REMIC/CMO (Interest Only),
5.0%, 3-25-16	1,964	147,630
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
6.5%, 12-1-10	5	5,395
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
6.0%, 1-1-11	7	7,298
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
6.5%, 2-1-11	11	11,395
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
7.0%, 5-1-11	6	6,317
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
7.0%, 7-1-11	5	5,649
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
7.0%, 9-1-12	5	5,150
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
6.0%, 11-1-13	19	19,692
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
6.0%, 11-1-13	14	14,837
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
7.0%, 9-1-14	14	14,221
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
7.0%, 10-1-14	22	22,780
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
6.0%, 3-1-16	71	73,251
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
6.0%, 3-1-16	57	59,247
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
6.0%, 6-1-16	23	23,814
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
6.5%, 6-1-16	44	46,345
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
5.5%, 2-1-17	543	554,463
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
5.0%, 12-1-17	640	640,467
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
5.5%, 1-1-18	956	974,936
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
5.0%, 3-1-18	1,460	1,460,559
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
7.0%, 4-1-26	6	6,153
Government National Mortgage Association Fixed Rate Pass-Through Certificates,
6.5%, 1-15-14	24	25,328
Government National Mortgage Association Fixed Rate Pass-Through Certificates,
7.5%, 3-15-15	29	30,500
Government National Mortgage Association Fixed Rate Pass-Through Certificates,
6.0%, 8-15-16	93	96,826
Government National Mortgage Association Fixed Rate Pass-Through Certificates,
6.0%, 12-15-16	181	188,306
Government National Mortgage Association Fixed Rate Pass-Through Certificates,
5.5%, 1-15-17	257	264,159
Government National Mortgage Association Fixed Rate Pass-Through Certificates,
6.0%, 1-15-17	169	174,935
Government National Mortgage Association Fixed Rate Pass-Through Certificates,
5.5%, 7-15-17	389	400,737
Government National Mortgage Association Fixed Rate Pass-Through Certificates,
5.5%, 10-15-17	285	292,896
Government National Mortgage Association Fixed Rate Pass-Through Certificates,
5.0%, 12-15-17	911	921,787
Government National Mortgage Association Fixed Rate Pass-Through Certificates,
7.0%, 6-15-28	38	39,754
Government National Mortgage Association Fixed Rate Pass-Through Certificates,
7.0%, 7-15-29	37	39,008
Government National Mortgage Association Fixed Rate Pass-Through Certificates,
3.75%, 1-20-34	901	891,456
		17,850,687

Treasury Inflation Protected Obligation - 0.77%
United States Treasury Note,
3.0%, 7-15-12	500	583,653

Treasury Obligations - 15.18%
United States Treasury Notes,
3.5%, 11-15-06	2,000	1,993,750
United States Treasury Notes,
4.75%, 11-15-08	2,000	2,047,968
United States Treasury Notes,
3.125%, 4-15-09	2,000	1,928,672
United States Treasury Notes,
4.0%, 3-15-10	2,500	2,480,470
United States Treasury Notes,
5.0%, 8-15-11	1,000	1,038,906
United States Treasury Notes,
4.25%, 8-15-14	2,000	1,961,250
		11,451,016
TOTAL UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 44.87%		$33,850,187

(Cost: $34,234,685)

SHORT-TERM SECURITY - 2.81%

Aluminum
Alcoa Incorporated,
2.85%, 4-1-05 (Cost: $2,122,000)	2,122	$2,122,000

TOTAL INVESTMENT SECURITIES - 100.00%		$75,442,114

(Cost: $75,983,452)

The Investments of W&R Target Micro Cap Growth Portfolio

March 31, 2005
COMMON STOCKS AND WARRANTS	Shares	Value

Air Transportation - 0.72%
Pinnacle Airlines Corp.*	27,200	$288,592

Aircraft - 0.49%
Innovative Solutions and Support, Inc.*	6,100	193,248

Apparel - 1.06%
Ashworth, Inc.*	37,000	420,505

Beverages - 1.44%
Boston Beer Company, Inc. (The), Class A*	26,200	573,780

Broadcasting - 0.00%
Cumulus Media Inc., Class A*	33	470

Business Equipment and Services - 5.99%
Encore Capital Group, Inc.*	19,900	289,047
Labor Ready, Inc.*	37,500	699,375
Marlin Business Services, Inc.*	37,100	753,130
TRM Corporation*	31,500	640,553
		2,382,105
Capital Equipment - 3.67%
NATCO Group Inc.*	32,500	353,275
Somanetics Corporation*	43,800	585,168
Warnaco Group, Inc. (The)*	21,800	522,655
		1,461,098
Communications Equipment - 4.79%
Blue Coat Systems, Inc.*	12,700	298,386
Intervoice, Inc.*	45,800	513,876
NICE Systems Ltd.*	13,800	445,050
Redback Networks, Inc.*	109,100	649,690
		1,907,002
Computers - Peripherals - 7.35%
Actel Corporation*	19,500	299,910
Allscripts Healthcare Solutions, Inc.*	37,900	541,022
Applix, Inc.*	32,700	197,018
Embarcadero Technologies, Inc.*	31,800	208,290
NMS Communications Corporation*	61,500	262,605
Sigma Designs, Inc.*	19,400	205,349
Stratasys, Inc.*	15,300	432,608
WebSideStory, Inc.*	13,600	166,056
Xyratex Ltd*	32,700	611,326
		2,924,184
Electrical Equipment - 2.40%
Power-One, Inc.*	46,200	224,763
Ultralife Batteries, Inc.*	42,800	730,168
		954,931
Electronic Components - 3.38%
ARM Holdings plc, ADR	78,467	468,840
PLX Technology, Inc.*	38,400	403,008
Trident Microsystems, Inc.*	26,800	472,886
		1,344,734
Electronic Instruments - 7.01%
Artesyn Technologies, Inc.*	63,400	548,727
Asyst Technologies, Inc.*	48,100	229,918
Ixia*	21,500	380,012
LTX Corporation*	35,600	156,996
Mattson Technology, Inc.*	33,300	263,570
Mikohn Gaming Corporation*	30,600	385,101
Photronics, Inc.*	25,300	457,298
Rudolph Technologies, Inc.*	11,700	176,144
Xenogen Corporation*	37,800	194,103
		2,791,869
Gold and Precious Metals - 1.26%
Infocrossing, Inc.*	31,800	503,235

Health Care - Drugs - 9.04%
Bentley Pharmaceuticals, Inc.*	38,200	281,152
Bioenvision, Inc.*	54,100	310,804
BioMarin Pharmaceutical Inc.*	66,500	336,158
Bone Care International, Inc.*	16,300	422,414
Corautus Genetics Inc.*	101,100	451,917
Cubist Pharmaceuticals Inc.*	30,100	319,512
First Horizon Pharmaceutical Corporation*	21,600	364,608
Hollis-Eden Pharmaceuticals, Inc.*	20,100	141,605
POZEN Inc.*	59,700	311,634
Serologicals Corporation*	27,000	656,505
		3,596,309
Health Care - General - 3.75%
Bruker BioSciences Corporation*	51,300	179,037
Candela Corporation*	45,900	408,051
PolyMedica Corporation	22,300	708,136
Wilson Greatbatch Technologies, Inc.*	10,800	196,992
		1,492,216
Hospital Supply and Management - 2.26%
American Healthways, Inc.*	12,800	422,208
Matria Healthcare, Inc.*	15,600	478,998
		901,206
Motor Vehicle Parts - 1.52%
LKQ Corporation*	30,200	605,359

Multiple Industry - 12.09%
American Banknote Corporation*	145	83
American Banknote Corporation, Series 1 Warrants*	50	0
American Banknote Corporation, Series 2 Warrants*	50	0
Comstock Homebuilding Companies, Inc., Class A*	13,600	290,768
Cutera, Inc.*	25,800	489,813
JAMDAT Mobile Inc.*	15,200	261,516
McCormick & Schmick's Seafood Restaurants, Inc.*	43,400	726,516
NetLogic Microsystems, Inc.*	51,300	636,376
NuVasive, Inc.*	15,800	203,978
PowerDsine Ltd.*	8,700	88,697
Shamir Optical Industry Ltd.*	12,700	196,660
SiRF Technology Holdings, Inc.*	17,400	193,662
Specialty Underwriters' Alliance, Inc.*	40,700	364,061
Standard Parking Corporation*	29,400	459,228
Vitran Corporation Inc., Class A*	28,000	417,900
Volterra Semiconductor Corporation*	9,700	130,611
WCA Waste Corporation*	35,900	351,102
		4,810,971
Petroleum - Services - 6.48%
Brigham Exploration Company*	48,300	443,635
Hydril Company*	18,000	1,053,270
Superior Energy Services, Inc.*	62,900	1,081,880
		2,578,785
Restaurants - 4.18%
BUCA, Inc.*	34,600	216,423
Red Robin Gourmet Burgers, Inc.*	16,600	845,189
Steak n Shake Company (The)*	31,100	601,785
		1,663,397
Retail - Specialty Stores - 7.16%
Children's Place Retail Stores, Inc. (The)*	24,400	1,164,856
Goody's Family Clothing, Inc.	33,600	302,400
Jos. A. Bank Clothiers, Inc.*	18,387	537,360
Provide Commerce, Inc.*	23,600	683,220
Tweeter Home Entertainment Group, Inc.*	29,300	162,908
		2,850,744
Security and Commodity Brokers - 0.75%
Harris & Harris Group, Inc.*	24,700	296,894

Steel - 2.45%
NS Group, Inc.*	31,000	973,710

Timesharing and Software - 8.70%
Bottomline Technologies (de), Inc.*	15,100	197,206
Concur Technologies, Inc.*	50,200	409,381
Covansys Corporation*	49,100	732,326
Jupitermedia Corporation*	27,800	432,151
Majesco Holdings Inc.*	26,400	306,504
Niku Corporation	27,700	500,262
NutriSystem, Inc.*	28,900	182,070
Ultimate Software Group, Inc. (The)*	44,000	702,460
		3,462,360

TOTAL COMMON STOCKS AND WARRANTS - 97.94%		$38,977,704

(Cost: $33,496,153)

SHORT-TERM SECURITY - 2.06%	Principal Amount in Thousands

Aluminum
Alcoa Incorporated,
2.85%, 4-1-05 (Cost: $820,000)	$820	$820,000

TOTAL INVESTMENT SECURITIES - 100.00%		$39,797,704

(Cost: $34,316,153)

Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.

The Investments of W&R Target Money Market Portfolio

March 31, 2005
CORPORATE OBLIGATIONS	Principal Amount in Thousands	Value

Certificates of Deposit - 4.84%
Banks
Citibank, N.A.,
2.8%, 5-20-05	$2,000	$2,000,000
Citibank, N.A.,
3.02%, 6-29-05	500	500,000
		2,500,000
Commercial Paper
Finance Companies - 0.97%
Ciesco, LLC,
2.79%, 4-14-05	500	499,496

Food and Related - 1.92%
McCormick & Co. Inc.,
2.9%, 5-31-05	250	248,792
McCormick & Co. Inc.,
2.95%, 8-16-05	750	741,580
		990,372
Household - General Products - 3.69%
Fortune Brands Inc.,
2.9%, 5-25-05	712	708,903
Procter & Gamble Company (The),
2.68%, 5-2-05	1,200	1,197,231
		1,906,134
Multiple Industry - 2.34%
General Electric Capital Corporation,
3.04%, 8-8-05	1,225	1,211,656

Security and Commodity Brokers - 5.23%
Greenwich Capital Holdings Inc. (Royal Bank of Scotland PLC (The)),
2.86%, 4-1-05	1,212	1,212,000
UBS Finance Delaware LLC,
2.76%, 5-3-05	200	199,509
UBS Finance Delaware LLC,
2.83%, 5-18-05	600	597,783
UBS Finance Delaware LLC,
2.85%, 6-3-05	700	696,509
		2,705,801
Utilities - Telephone - 1.16%
SBC Communications Inc.,
2.7%, 4-5-05	600	599,820

Total Commercial Paper - 15.31%		7,913,279

Notes
Banks - 7.85%
Bank of America Corporation,
2.99%, 5-13-05	1,000	1,000,259
U.S. Bancorp,
4.75%, 6-30-05	1,050	1,056,223
Wells Fargo & Company,
2.76625%, 4-4-05	1,500	1,500,000
Wells Fargo & Company,
2.78%, 4-15-05	500	500,000
		4,056,482
Business Equipment and Services - 2.44%
Playworld Systems Incorporated, Taxable Variable Rate Demand/Fixed Rate Revenue Bonds, Series A of 1998 (Wachovia Bank, N.A.),
2.93%, 4-6-05	1,260	1,260,000

Computers - Main and Mini - 2.42%
International Business Machines Corporation,
2.72458%, 4-8-05	1,250	1,250,000

Electrical Equipment - 1.95%
Emerson Electric Co.,
7.875%, 6-1-05	1,000	1,009,420

Food and Related - 2.42%
Unilever Capital Corporation,
6.875%, 11-1-05	1,225	1,252,104

Furniture and Furnishings - 0.84%
Capo & Sons Corporation, Taxable Variable Rate Demand Bonds, Series 1998 (Wachovia Bank, N.A.),
2.93%, 4-7-05	435	435,000

Health Care - Drugs - 0.58%
GlaxoSmithKline plc,
7.375%, 4-15-05	300	300,585

Health Care - General - 1.53%
ACTS Retirement - Life Communities, Inc., Variable Rate Demand Bonds, Series 2003A (Bank of America, N.A.),
2.8%, 4-7-05	790	790,000

Hospital Supply and Management - 4.00%
Autumn House at Powder Mill, Inc., Taxable Variable Rate Demand Bonds, Series of 2003 (Suntrust Bank),
2.85%, 4-7-05	500	500,000
Meriter Management Services, Inc., Taxable Variable Rate Demand Notes, Series 1996 (U.S. Bank Milwaukee, N.A.),
2.82%, 4-6-05	1,565	1,565,000
		2,065,000
Household - General Products - 2.42%
Procter & Gamble Company (The),
2.93%, 6-9-05	1,250	1,250,000

Insurance - Property and Casualty - 2.13%
MBIA Global Funding, LLC (MBIA Insurance Corporation),
2.81%, 4-29-05	1,100	1,100,000

Leisure Time Industry - 2.66%
Ansley Golf Club, Inc., Incremental Taxable Variable Rate Demand Bonds, Series 1998 (Wachovia Bank, N.A.),
2.93%, 4-7-05	1,375	1,375,000

Multiple Industry - 6.74%
Heller Financial, Inc.,
8.0%, 6-15-05	250	252,639
Heller Financial, Inc.,
6.375%, 3-15-06	1,000	1,028,153
The Salvation Army, Taxable Multi-Modal Revenue Bonds, Series 2005A (The Bank of New York),
2.84%, 4-7-05	2,200	2,200,000
		3,480,792
Publishing - 1.18%
Gannett Co., Inc.,
4.95%, 4-1-05	610	610,000

Restaurants - 1.47%
McDonald's Corporation,
4.488%, 3-7-06 (A)	750	756,519

Retail - General Merchandise - 1.70%
Service Oil, Inc., Taxable Variable Rate Demand Bonds (Service Oil, Inc.), Series 2002 (U.S. Bank National Association),
2.9%, 4-1-05	880	880,000

Trucking and Shipping - 2.69%
Volpe Family Partnership, L.P., Taxable Variable Rate Demand Revenue Bonds, Series of 2001 (Wachovia Bank, N.A.),
2.91%, 4-7-05	1,390	1,390,000

Utilities - Telephone - 3.10%
BellSouth Corporation,
4.119%, 4-26-05 (A)	1,000	1,001,690
SBC Communications Inc.,
4.206%, 6-5-05 (A)	600	602,081
		1,603,771

Total Notes - 48.12%		24,864,673

TOTAL CORPORATE OBLIGATIONS - 68.27%		$35,277,952

(Cost: $35,277,952)

MUNICIPAL OBLIGATIONS

California - 6.53%
California Pollution Control Financing Authority, Environmental Improvement Revenue Bonds (Air Products and Chemicals, Inc./Wilmington Facility), Taxable Series 1997A,
2.85%, 5-9-05	2,500	2,500,000
County of Sacramento, Taxable Pension Funding Bonds, Series 1995B (Bayerische Landesbank Girozentrale, New York Branch),
2.84%, 4-6-05	875	875,000
		3,375,000
Florida - 2.90%
University of South Florida Research Foundation, Incorporated, Variable Rate Demand Revenue Bonds (Multi-Tenant Office Building Project) Taxable Series 2004C (Bank of America, N.A.),
2.82%, 4-6-05	1,500	1,500,000

Maryland - 0.94%
Mayor and City Council of Baltimore (City of Baltimore,
      Maryland), General Obligation Bonds, Consolidated
      Public Improvement Bonds, Series 2003D (Variable Rate
      Demand/Taxable), (Financial Security Assurance Inc.),

2.85%, 4-7-05	485	485,000

New York - 4.14%
The City of New York, General Obligation Bonds, Fiscal 1995 Series B, Taxable Adjustable Rate Bonds (Bayerische Landesbank Girozentrale, New York Branch),
2.62%, 4- 4-05	1,540	1,540,000
Nassau County Industrial Development Agency, Taxable Variable Rate Demand Revenue Bonds (57 Seaview Realty Associates, LLC 2004 Project), (Wachovia Bank, N.A.),
2.86%, 4-7-05	600	600,000
		2,140,000
Texas - 4.93%
Gulf Coast Waste Disposal Authority, Pollution Control Revenue Bonds (Amoco Oil Company Project), Taxable Series 1995,
2.74%, 4-7-05	2,548	2,548,000

Washington - 5.18%
Washington State Housing Finance Commission, Taxable Variable Rate Demand Multifamily Revenue Bonds (Springfield Meadows Apartments Project), Series 2001B (U.S. Bank, National Association),
2.9%, 4-1-05	1,590	1,590,000
Watts Brothers Frozen Foods, L.L.C., Variable Rate Demand Taxable Revenue Bonds, 1997 (U.S. Bank of Washington, National Association),
2.9%, 4-7-05	1,089	1,089,000
		2,679,000
Wisconsin - 0.74%
Town of Wood River, Wisconsin, Taxable Variable Rate Demand Industrial Development Revenue Bonds (Burnett Dairy Cooperative Project), Series 2001B (U. S. Bank, National Association),
2.9%, 4-1-05	380	380,000

TOTAL MUNICIPAL OBLIGATIONS - 25.36%		$13,107,000

(Cost: $13,107,000)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS

Federal Home Loan Bank,
1.3%, 4-27-05	1,200	1,200,000
Federal Home Loan Bank,
1.35%, 4-29-05	500	500,000
Federal Home Loan Bank,
1.555%, 5-3-05	250	250,000
Overseas Private Investment Corporation,
2.85%, 4-6-05	814	813,954
Overseas Private Investment Corporation,
2.85%, 4-6-05	528	528,000

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS - 6.37%		$3,291,954

(Cost: $3,291,954)

TOTAL INVESTMENT SECURITIES - 100.00%		$51,676,906

(Cost: $51,676,906)

Notes to Schedule of Investments
(A)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2005, the total value of these securities amounted to $2,360,290 or 4.57% of total investments.

The Investments of W&R Target Mortgage Securities Portfolio

March 31, 2005
CORPORATE DEBT SECURITIES	Principal Amount in Thousands	Value

Finance Companies
Banc of America Alternative Loan Trust 2004-11,
6.0%, 12-25-34	$487	$488,864
Banc of America Funding 2004-2 Trust,
6.5%, 7-20-32	148	153,031
Banc of America Funding Corporation,
5.02793%, 9-20-34	131	130,314
Banc of America Structured Securities Trust 2002-X1 F,
6.274%, 10-11-33 (A)	250	263,818
Bank of America Mortgage Securities, Inc.,
5.75%, 8-25-34	166	168,116
Bear Stearns Commercial Mortgage Securities Inc.,
5.064%, 5-14-16 (A)	150	149,760
CHL Mortgage Pass-Through Trust 2003-28,
4.15%, 8-25-33	150	140,104
Charlie Mac Trust 2004-2,
5.0%, 10-25-34	278	271,577
Chase Mortgage Finance Trust, Series 2003-S11,
5.5%, 10-25-33	392	389,147
Credit Suisse First Boston Mortgage Securities Corp.,
6.0%, 11-25-18	95	96,526
FIRSTPLUS Home Loan Owner Trust 1998-5,
7.42%, 12-10-24	78	78,363
GMACM Mortgage Loan Trust 2004-AR2,
4.51938%, 8-19-34	95	93,864
Global Mortgage Securitization Ltd. and Global Mortgage Securitization, LLC,
5.25%, 11-25-32 (A)	197	191,521
Green Tree Financial Corporation,
7.95%, 8-15-25	150	159,083
Hilton Hotel Pool Trust,
3.37%, 10-3-15 (A)	100	100,868
Home Equity Loan Trust 2003-HS2,
5.09%, 7-25-33	200	198,858
J.P. Morgan Chase Commercial Mortgage Securities Corp.,
6.2207%, 10-12-37 (A)	200	210,036
MASTR Asset Securitization Trust 2003-10,
5.5%, 11-25-33	92	91,690
MMCA Automobile Trust 2002-1,
5.37%, 1-15-10	162	162,343
Mid-State Capital Corporation 2004-1 Trust,
6.005%, 8-15-37	111	111,022
Money Store Trust 1998-B (The),
2.96%, 8-15-29	246	246,116
NationsLink Funding Corporation, Commercial Mortgage Pass-Through Certificates, Series 1998-2,
5.0%, 8-20-30 (A)	100	92,921
Nomura Asset Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series 1998-D6,
6.0%, 3-15-30 (A)	100	103,406
Origen Manufactured Housing Contract Trust 2004-A,
5.7%, 1-15-35	100	98,241
Origen Manufactured Housing Contract Trust 2004-B,
4.75%, 8-15-21	100	96,831
RAMP Series 2003-RS11 Trust,
6.092%, 12-25-33	500	508,789
RAMP Series 2005-RS1 Trust,
5.145%, 1-25-35	225	220,893
Structured Asset Securities Corporation,
5.63%, 5-25-34	100	100,182
Structured Asset Securities Corporation,
6.0%, 6-25-34	250	252,714
Wells Fargo Mortgage Backed Securities 2004-1 Trust (The),
5.5%, 2-25-34	148	146,074

TOTAL CORPORATE DEBT SECURITIES - 20.64%		$5,515,072

(Cost: $5,582,707)

UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS

Mortgage-Backed Obligations
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates,
5.0%, 5-1-18	886	887,841
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates,
5.5%, 9-1-19	467	476,569
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates,
6.0%, 10-1-33	866	891,126
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates,
5.5%, 2-1-35	250	250,531
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates,
5.5%, 4-1-35	300	306,000
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates,
6.0%, 4-1-35	450	460,406
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
3.951%, 12-26-31	142	141,470
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
7.0%, 11-1-32	354	373,878
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
6.0%, 12-1-33	394	404,148
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
5.0%, 2-1-34	959	938,189
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
5.5%, 2-1-34	300	300,375
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
6.0%, 4-1-34	341	348,230
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
6.5%, 4-1-34	767	796,165
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
5.5%, 7-1-34	432	433,508
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
6.0%, 8-1-34	244	249,239
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
5.5%, 9-1-34	147	147,159
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
6.5%, 9-1-34	234	243,038
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
5.5%, 10-1-34	2,712	2,717,510
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
5.5%, 10-1-34	387	388,457
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
5.5%, 11-1-34	387	387,811
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
6.0%, 11-1-34	234	239,227
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
6.5%, 11-1-34	448	465,258
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
6.5%, 11-1-34	341	353,742
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
5.5%, 2-1-35	747	748,822
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
5.0%, 4-1-35	200	195,500
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
6.0%, 4-1-35	1,080	1,103,625
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
6.5%, 4-1-35	235	243,813
Government National Mortgage Association Agency REMIC/CMO (Interest Only),
0.99676%, 6-17- 45	1,600	100,537
Government National Mortgage Association Fixed Rate Pass-Through Certificates,
6.25%, 7-15-24	138	144,788
Government National Mortgage Association Fixed Rate Pass-Through Certificates,
5.0%, 11-15-33	1,382	1,365,320
Government National Mortgage Association Fixed Rate Pass-Through Certificates,
5.5%, 12-15-34	548	553,619
Government National Mortgage Association Fixed Rate Pass-Through Certificates,
5.5%, 4-1-35	525	529,594
Government National Mortgage Association Non-Agency REMIC/CMO,
5.008%, 12-16-25	500	500,519

TOTAL UNITED STATES GOVERNMENT AND GOVERNMENT AGENY OBLIGATIONS - 66.19%		$17,686,014

(Cost: $17,779,307)

SHORT-TERM SECURITIES

Commercial Paper
Aluminum - 3.74%
Alcoa Incorporated,
2.82%, 4- 4-05	1,000	999,765

Health Care - Drugs - 4.57%
Abbott Laboratories,
2.79%, 4-1-05	1,220	1,220,000

Total Commercial Paper - 8.31%		2,219,765

United States Government Security - 4.86%
Federal Home Loan Bank,
2.43%, 4-1-05	1,300	1,300,000

TOTAL SHORT-TERM SECURITIES - 13.17%		$3,519,765

(Cost: $3,519,765)

TOTAL INVESTMENT SECURITIES - 100.00%		$26,720,851

(Cost: $26,881,779)

Notes to Schedule of Investments

(A)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2005, the total value of these securities amounted to $1,112,330 or 4.16% of total investments.

The Investments of W&R Target Real Estate Securities Portfolio

March 31, 2005

COMMON STOCKS	Shares	Value

Business Equipment and Services - 3.48%
Brookfield Properties Corporation	22,300	$858,550

Homebuilders, Mobile Homes - 0.06%
WCI Communities, Inc.*	500	15,040

Hotels and Gaming - 9.96%
Hilton Hotels Corporation	44,000	983,400
Marriott International, Inc., Class A	3,700	247,382
Starwood Hotels & Resorts Worldwide, Inc.	20,500	1,230,615
		2,461,397

Multiple Industry - 7.34%
Boardwalk Real Estate Investment Trust (A)	11,200	171,268
Education Realty Trust, Inc.*	26,300	437,369
NorthStar Realty Finance Corp.*	34,000	329,120
Spirit Finance Corporation*	33,900	368,154
Sunstone Hotel Investors, Inc.	8,600	184,470
Thomas Properties Group, Inc.*	13,800	172,293
U-Store-It Trust	8,700	151,380
		1,814,054

Real Estate Investment Trust - 75.03%
Alexandria Real Estate Equities, Inc.	6,300	405,594
American Campus Communities, Inc.	20,200	424,200
Archstone-Smith Trust	11,800	402,498
Arden Realty, Inc.	5,300	179,405
AvalonBay Communities, Inc.	6,900	461,541
BioMed Realty Trust, Inc.	24,400	502,640
Boston Properties, Inc.	13,300	801,059
Brandywine Realty Trust	21,300	604,920
Camden Property Trust	15,100	710,153
Capital Automotive REIT	5,000	165,575
Catellus Development Corporation	6,800	181,220
Colonial Properties Trust	2,900	111,389
Cousins Properties Incorporated	9,900	256,113
Developers Diversified Realty Corporation	22,600	898,350
Equity One, Inc.	20,200	415,918
Equity Residential	21,600	695,736
Essex Property Trust, Inc.	1,100	75,834
Extra Space Storage Inc.	17,042	230,067
First Potomac Realty Trust	14,500	331,325
General Growth Properties, Inc.	29,080	991,628
Gramercy Capital Corp.	14,000	273,000
Hersha Hospitality Trust	29,500	294,115
Home Properties, Inc.	5,800	225,040
Host Marriott Corporation	21,300	352,728
Kimco Realty Corporation	12,900	695,310
Kite Realty Group Trust	29,700	427,680
LTC Properties, Inc.	10,500	182,175
Liberty Property Trust	7,200	281,160
Mack-Cali Realty Corporation	2,400	101,640
Maguire Properties, Inc.	8,600	205,368
Mills Corporation (The)	19,300	1,020,970
Newcastle Investment Corp.	7,200	213,120
PS Business Parks, Inc.	6,400	257,920
Pan Pacific Retail Properties, Inc.	1,300	73,775
Prentiss Properties Trust	13,000	444,080
ProLogis	34,900	1,294,790
Public Storage, Inc.	2,900	165,126
Regency Centers Corporation	5,800	276,254
Simon Property Group, Inc.	20,700	1,254,006
Strategic Hotel Capital, L.L.C.	22,200	326,340
Tanger Factory Outlet Centers, Inc.	5,984	131,648
United Dominion Realty Trust, Inc.	29,000	605,230
Ventas, Inc.	17,000	424,320
Winston Hotels, Inc.	14,000	163,800
		18,534,760

Retail - Specialty Stores - 1.45%
Forest City Enterprises, Inc., Class A	5,613	358,109

TOTAL COMMON STOCKS - 97.32%		$24,041,910

(Cost: $23,180,674)

SHORT-TERM SECURITY - 2.68%	Principal Amount in Thousands

Health Care - Drugs
Abbott Laboratories,
2.79%, 4-1-05	$661	$661,000
(Cost: $661,000)

TOTAL INVESTMENT SECURITIES - 100.00%		$24,702,910

(Cost: $23,841,674)

Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.

(A)Listed on an exchange outside the United States.

The Investments of W&R Target Science and Technology Portfolio

March 31, 2005

COMMON STOCKS	Shares	Value

Broadcasting - 2.97%
DIRECTV Group, Inc. (The)*	205,100	$2,957,542
XM Satellite Radio Holdings Inc., Class A*	196,500	6,205,470
		9,163,012

Business Equipment and Services - 11.26%
CheckFree Corporation*	273,200	11,134,266
Euronet Worldwide, Inc.*	263,350	7,519,959
First Data Corporation	287,600	11,305,556
Headwaters Incorporated*	145,700	4,785,516
		34,745,297

Computers - Micro - 4.01%
Apple Computer, Inc.*	182,000	7,598,500
Dell Inc.*	124,200	4,772,385
		12,370,885

Computers - Peripherals - 13.90%
Amdocs Limited*	219,150	6,223,860
BEA Systems, Inc.*	356,800	2,841,912
Check Point Software Technologies Ltd.*	380,700	8,270,708
Microsoft Corporation	294,600	7,119,009
Oracle Corporation*	461,400	5,755,965
Red Hat, Inc.*	426,600	4,652,073
Symbol Technologies, Inc.	555,140	8,043,979
		42,907,506

Electronic Components - 16.59%
Advanced Micro Devices, Inc.*	185,800	2,995,096
Amphenol Corporation, Class A*	120,200	4,452,208
Analog Devices, Inc.	92,000	3,324,880
Broadcom Corporation, Class A*	98,500	2,954,507
Cherokee International Corporation*	128,400	896,874
Cypress Semiconductor Corporation*	297,300	3,745,980
Intel Corporation	129,500	3,008,285
MEMC Electronic Materials, Inc.*	270,100	3,632,845
MediaTek Incorporation (A)	390,006	2,771,745
Microchip Technology Incorporated	269,500	7,000,263
Samsung Electronics Co., Ltd. (A)	24,600	12,160,709
Xilinx, Inc.	145,900	4,263,928
		51,207,320

Electronic Instruments - 1.18%
ASML Holding N.V.*	91,300	1,531,558
Mattson Technology, Inc.*	265,100	2,098,266
		3,629,824

Health Care - Drugs - 7.10%
Amgen Inc.*	86,800	5,049,156
Genzyme Corporation*	164,000	9,389,820
IVAX Corporation*	377,500	7,463,175
		21,902,151

Health Care - General - 3.83%
Advanced Medical Optics, Inc.*	178,100	6,449,001
Boston Scientific Corporation*	183,500	5,374,715
		11,823,716

Hospital Supply and Management - 20.77%
Cerner Corporation*	299,200	15,737,920
HCA Inc.	177,200	9,492,604
PacifiCare Health Systems, Inc.*	52,900	3,011,068
Tenet Healthcare Corporation*	304,100	3,506,273
Triad Hospitals, Inc.*	76,500	3,832,650
UnitedHealth Group Incorporated	113,000	10,777,940
VCA Antech, Inc.*	66,900	1,353,052
WellCare Health Plans, Inc.*	311,700	9,494,382
WellPoint, Inc.*	55,200	6,919,320
		64,125,209

Multiple Industry - 9.53%
Critical Therapeutics, Inc.*	25,300	162,046
Cytokinetics, Incorporated*	51,900	339,945
Dolby Laboratories, Inc., Class A*	169,700	3,987,950
DreamWorks Animation SKG, Inc., Class A*	155,500	6,330,405
Google Inc., Class A*	45,400	8,194,019
Research In Motion Limited*	115,600	8,823,170
Telvent GIT, S.A.*	160,300	1,592,581
		29,430,116

Security and Commodity Brokers - 2.56%
Chicago Mercantile Exchange Holdings Inc.	40,800	7,916,424

Timesharing and Software - 3.47%
Alliance Data Systems Corporation*	265,400	10,722,160

TOTAL COMMON STOCKS - 97.17%		$299,943,620

(Cost: $255,399,794)

	Principal
	Amount in
SHORT-TERM SECURITIES	Thousands	Value

Aluminum - 1.31%
Alcoa Incorporated,
2.85%, 4-1-05	$1,036	1,036,000
Alcoa Incorporated,
2.82%, 4-4-05	3,000	2,999,295
		4,035,295

Forest and Paper Products - 0.87%
Sonoco Products Co.,
2.88%, 4-1-05	2,688	2,688,000

Multiple Industry - 0.65%
Detroit Edison Co.,
2.85%, 4-6-05	2,000	1,999,208

TOTAL SHORT-TERM SECURITIES - 2.83%		$8,722,503

(Cost: $8,722,503)

TOTAL INVESTMENT SECURITIES - 100.00%		$308,666,123

(Cost: $264,122,297)

Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.

(A)Listed on an exchange outside the United States.

The Investments of W&R Target Small Cap Growth Portfolio

March 31, 2005

COMMON STOCKS	Shares	Value

Apparel - 3.63%
Oxford Industries, Inc.	303,500	11,105,065
Quiksilver, Inc.*	333,850	9,691,665
		20,796,730

Banks - 1.34%
City National Corporation	110,100	7,687,182

Business Equipment and Services - 9.50%
CheckFree Corporation*	374,855	15,277,216
Headwaters Incorporated*	238,800	7,843,386
Jacobs Engineering Group Inc.*	147,800	7,673,776
Macrovision Corporation*	326,100	7,394,317
Resources Connection, Inc.*	534,164	11,193,407
Strayer Education, Inc.	45,100	5,113,438
		54,495,540

Capital Equipment - 4.40%
Chicago Bridge & Iron Company N.V., NY Shares	239,900	10,562,797
Cooper Cameron Corporation*	123,600	7,071,156
Nordson Corporation	206,707	7,604,751
		25,238,704

Chemicals - Specialty - 1.71%
Minerals Technologies Inc.	148,700	9,781,486

Communications Equipment - 3.48%
ADC Telecommunications, Inc.*	1,809,100	3,591,063
ADTRAN, Inc.	352,150	6,213,687
Inter-Tel, Incorporated	102,550	2,509,911
Plantronics, Inc.	201,400	7,669,312
		19,983,973

Computers - Peripherals - 16.13%
Allscripts Healthcare Solutions, Inc.*	254,300	3,630,132
Avid Technology, Inc.*	145,600	7,882,056
Cognex Corporation	349,500	8,697,308
Epicor Software Corporation*	301,900	3,950,362
Kronos Incorporated*	239,200	12,206,376
Macromedia, Inc.*	313,400	10,486,364
McAfee, Inc.*	172,050	3,881,448
MICROS Systems, Inc.*	265,400	9,730,891
National Instruments Corporation	297,050	8,008,468
Nautilus Group, Inc. (The)	529,900	12,590,424
Red Hat, Inc.*	479,200	5,225,676
Take-Two Interactive Software, Inc.*	158,800	6,206,698
		92,496,203

Cosmetics and Toiletries - 1.37%
Nu Skin Enterprises, Inc., Class A	348,900	7,853,739

Electrical Equipment - 0.49%
Microsemi Corporation*	173,600	2,823,604

Electronic Components - 2.23%
FormFactor, Inc.*	345,000	7,809,075
Semtech Corporation*	278,650	4,973,902
		12,782,977
Electronic Instruments - 3.82%
FLIR Systems, Inc.*	388,100	11,751,668
WMS Industries Inc.*	361,050	10,167,168
		21,918,836
Finance Companies - 1.31%
Financial Federal Corporation	212,450	7,514,356

Food and Related - 1.82%
J.M. Smucker Company (The)	207,300	10,427,190

Health Care - Drugs - 3.73%
Amylin Pharmaceuticals, Inc.*	118,200	2,069,091
Angiotech Pharmaceuticals, Inc.*	333,200	5,119,618
Encysive Pharmaceuticals Inc.*	199,100	2,033,806
Martek Biosciences Corporation*	208,824	12,167,130
		21,389,645

Health Care - General - 9.28%
Advanced Neuromodulation Systems, Inc.*	268,150	7,128,768
American Medical Systems Holdings, Inc.*	277,500	4,757,737
Digene Corporation*	292,500	6,062,063
Hologic, Inc.*	216,000	6,885,000
ResMed Inc.*	216,750	12,224,700
Schein (Henry), Inc.*	282,200	10,097,116
Wright Medical Group, Inc.*	254,150	6,072,914
		53,228,298

Hospital Supply and Management - 6.00%
Advisory Board Company (The)*	181,703	7,934,970
Cerner Corporation*	337,356	17,744,926
VCA Antech, Inc.*	431,300	8,723,043
		34,402,939

Leisure Time Industry - 1.29%
THQ Inc.*	264,200	7,408,168

Motor Vehicle Parts - 1.01%
Gentex Corporation	182,550	5,820,607

Multiple Industry - 0.53%
FoxHollow Technologies, Inc.*	109,000	3,063,445

Petroleum - Domestic - 1.43%
Western Gas Resources, Inc.	238,100	8,202,545

Petroleum - International - 2.55%
Newfield Exploration Company*	196,650	14,603,229

Petroleum - Services - 2.16%
Patterson-UTI Energy, Inc.	494,750	12,376,171

Publishing - 2.42%
Getty Images, Inc.*	194,962	13,863,748

Railroad - 1.59%
Kansas City Southern*	474,650	9,141,759

Restaurants - 0.25%
Red Robin Gourmet Burgers, Inc.*	28,000	1,425,620

Retail - Specialty Stores - 4.33%
Guitar Center, Inc.*	103,800	5,691,873
O'Reilly Automotive, Inc.*	226,850	11,244,955
Tractor Supply Company*	181,200	7,884,012
		24,820,840

Timesharing and Software - 6.54%
Digitas Inc.*	841,350	8,501,842
FactSet Research Systems, Inc.	412,025	13,600,945
MicroStrategy Incorporated, Class A*	145,550	7,898,271
Zebra Technologies Corporation*	158,000	7,501,050
		37,502,108

TOTAL COMMON STOCKS - 94.34%		$541,049,642

(Cost: $439,849,546)

SHORT-TERM SECURITIES	Principal Amount in Thousands

Certificate of Deposit - 1.05%
Banks
Wells Fargo Bank, N.A.,
2.79%, 4-14-05	$6,000	6,000,000

Commercial Paper
Aluminum - 0.78%
Alcoa Incorporated,
2.85%, 4-1-05	4,465	4,465,000

Capital Equipment - 1.39%
John Deere Capital Corporation,
2.84%, 4-21-05	3,000	2,995,267
John Deere Finance S.A. (John Deere Capital Corporation),
2.76%, 4-7-05	4,997	4,994,701
		7,989,968

Food and Related - 0.52%
Heinz (H.J.) Finance Co. (Heinz (H.J.) Co.),
2.82%, 4-4-05	3,000	2,999,295

Multiple Industry - 1.22%
General Electric Capital Corporation,
2.82%, 4-1-05	7,000	7,000,000

Retail - General Merchandise - 0.70%
Wal-Mart Stores, Inc.,
2.75%, 4-4-05	4,000	3,999,083

Total Commerical Paper - 4.61%		26,453,346

TOTAL SHORT-TERM SECURITIES - 5.66%		$32,453,346

(Cost: $32,453,346)

TOTAL INVESTMENT SECURITIES - 100.00%		$573,502,988

(Cost: $472,302,892)

Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.

The Investments of W&R Target Small Cap Value Portfolio

March 31, 2005

COMMON STOCKS	Shares	Value

Aircraft - 1.69%
AAR CORP.*	20,592	$280,051
Esterline Technologies Corporation	18,800	649,540
HEICO Corporation	22,500	452,250
Herley Industries, Inc.*	16,300	278,648
Triumph Group, Inc.*	17,200	669,768
		2,330,257

Apparel - 0.98%
Reebok International Ltd.	20,100	890,430
Russell Corporation	25,300	457,424
		1,347,854

Banks - 3.12%
First Niagara Financial Group, Inc.	30,300	400,111
Gold Banc Corporation, Inc.	69,600	976,140
Irwin Financial Corporation	41,700	959,934
Sterling Bancshares, Inc.	42,400	600,384
Trustmark Corporation	47,500	1,372,038
		4,308,607

Broadcasting - 0.57%
Entercom Communications Corp.*	11,900	422,688
Gray Television, Inc.	25,000	361,750
		784,438

Business Equipment and Services - 5.44%
Aaron Rents, Inc.	32,300	646,000
Brink's Company (The)	29,800	1,031,080
Carreker Corporation*	38,852	218,542
Excel Technology, Inc.*	10,583	260,236
Heidrick & Struggles International, Inc.*	32,800	1,205,236
Laidlaw International, Inc.*	60,600	1,260,480
Learning Tree International, Inc.*	20,036	289,019
NCO Group, Inc.*	17,000	331,585
Premiere Global Services, Inc.*	62,700	709,764
ProQuest Company*	14,200	513,330
Stewart Enterprises, Inc., Class A*	116,900	718,351
Tetra Tech, Inc.*	26,600	335,160
		7,518,783

Capital Equipment - 2.47%
Flowserve Corporation*	12,900	333,723
JLG Industries, Inc.	21,757	468,863
Kadant Inc.*	24,400	452,620
Manitowoc Company, Inc. (The)	22,700	916,853
Stewart & Stevenson Services, Inc.	17,400	398,286
Valmont Industries, Inc.	14,782	329,934
Watts Water Technologies, Inc., Class A	15,700	511,977
		3,412,256

Chemicals - Petroleum and Inorganic - 0.90%
NuCO2 Inc.*	33,100	870,365
Tredegar Corporation	21,900	369,234
		1,239,599

Chemicals - Specialty - 1.66%
Cambrex Corporation	14,065	299,585
Cytec Industries Inc.	25,500	1,383,375
Minerals Technologies Inc.	5,200	342,056
OMNOVA Solutions Inc.*	50,803	272,812
		2,297,828

Coal - 1.89%
Foundation Coal Holdings, Inc.	61,900	1,455,269
Massey Energy Company	28,900	1,157,156
		2,612,425

Communications Equipment - 0.67%
Anaren, Inc.*	29,900	362,537
Belden CDT Inc.	25,100	557,471
Tellabs, Inc.*	1	1
		920,009

Computers - Micro - 0.15%
Tech Data Corporation*	5,753	213,235

Computers - Peripherals - 4.31%
Ascential Software Corporation*	33,500	620,252
Aspen Technology, Inc.*	44,372	251,811
Electronics for Imaging, Inc.*	30,200	538,617
Gerber Scientific, Inc.*	394	2,868
MRO Software, Inc.*	30,500	426,238
Mentor Graphics Corporation*	56,300	771,029
NMS Communications Corporation*	44,800	191,296
Novatel Wireless, Inc.*	64,000	686,720
TIBCO Software Inc.*	88,665	659,224
Titan Corporation (The)*	99,200	1,801,472
		5,949,527

Construction Materials - 1.60%
Martin Marietta Materials, Inc.	12,400	693,408
Walter Industries, Inc.	35,500	1,510,525
		2,203,933

Containers - 3.42%
AptarGroup, Inc.	24,200	1,257,916
Crown Holdings, Inc.*	92,700	1,442,412
Jarden Corporation*	28,400	1,302,992
Packaging Corporation of America	29,800	723,842
		4,727,162

Cosmetics and Toiletries - 0.92%
Nu Skin Enterprises, Inc., Class A	33,500	754,085
Playtex Products, Inc.*	57,200	514,800
		1,268,885

Defense - 0.97%
Alliant Techsystems Inc.*	9,800	700,210
Teledyne Technologies Incorporated*	20,400	638,520
		1,338,730

Electronic Components - 1.71%
AVX Corporation	18,100	221,725
Brooks Automation, Inc.*	42,100	637,604
IXYS Corporation*	31,235	357,485
KEMET Corporation*	7,799	60,442
Thomas & Betts Corporation*	33,700	1,088,510
		2,365,766

Electronic Instruments - 1.93%
AMETEK, Inc.	17,800	716,450
LeCroy Corporation*	20,300	347,638
Roper Industries, Inc.	10,600	694,300
Technitrol, Inc.*	61,129	912,045
		2,670,433

Finance Companies - 2.36%
Allmerica Financial Corporation*	57,900	2,081,505
American Capital Strategies, Ltd.	19,700	619,466
MCG Capital Corporation	36,300	558,476
		3,259,447

Food and Related - 4.05%
American Italian Pasta Company, Class A	14,300	391,820
Chiquita Brands International Inc.	60,600	1,622,868
Dean Foods Company*	29,000	994,700
Del Monte Foods Company*	72,700	788,795
Ralcorp Holdings, Inc.	31,200	1,477,320
Sensient Technologies Corporation	14,699	316,910
		5,592,413

Forest and Paper Products - 1.11%
Caraustar Industries, Inc.*	27,298	351,052
Owens-Illinois, Inc.*	47,100	1,184,094
		1,535,146

Furniture and Furnishings - 0.23%
Steelcase Inc.	23,400	322,920

Health Care - Drugs - 0.66%
Par Pharmaceutical Companies, Inc.*	14,100	471,504
Valeant Pharmaceuticals International	19,400	436,888
		908,392

Health Care - General - 3.62%
Apria Healthcare Group Inc.*	22,400	719,040
Cooper Companies, Inc. (The)	8,400	612,360
dj Orthopedics, Inc.*	27,747	695,062
ICU Medical, Inc.*	12,500	443,500
STERIS Corporation*	30,500	770,125
Sybron Dental Specialties, Inc.*	36,300	1,303,170
VIASYS Healthcare Inc.*	23,800	454,104
		4,997,361

Homebuilders, Mobile Homes - 1.30%
Champion Enterprises, Inc.*	52,400	492,560
Fleetwood Enterprises, Inc.*	150,500	1,309,350
		1,801,910

Hospital Supply and Management - 3.39%
Cytyc Corporation*	13,200	304,392
Laboratory Corporation of America Holdings*	27,800	1,339,960
LifePoint Hospitals, Inc.*	28,800	1,258,848
Province Healthcare Company*	43,400	1,045,506
RehabCare Group, Inc.*	25,600	734,976
		4,683,682

Hotels and Gaming - 3.30%
Boyd Gaming Corporation	26,100	1,361,115
Gaylord Entertainment Company*	33,500	1,353,400
Kerzner International Limited*	21,300	1,304,199
Pinnacle Entertainment, Inc.*	32,600	544,420
		4,563,134

Household - General Products - 0.93%
Church & Dwight Co., Inc.	36,400	1,291,108

Household - Major Appliances - 0.92%
Briggs & Stratton Corporation	35,000	1,274,350

Insurance - Life - 1.01%
AmerUs Group Co.	12,000	567,000
Universal American Financial Corp.*	47,900	827,952
		1,394,952

Insurance - Property and Casualty - 3.17%
Harleysville Group Inc.	16,813	334,999
Hub International Limited	22,800	440,040
Max Re Capital Ltd.	42,700	1,002,169
Odyssey Re Holdings Corp.	25,300	633,512
Ohio Casualty Corporation*	33,300	764,402
PXRE Group Ltd.	25,000	641,250
United America Indemnity, Ltd., Class A*	29,800	563,965
		4,380,337

Leisure Time Industry - 2.19%
Brunswick Corporation	23,200	1,086,920
K2 Inc.*	54,200	745,250
RC2 Corporation*	21,900	744,053
Steiner Leisure Limited*	13,700	450,525
		3,026,748

Metal Fabrication - 0.69%
Ladish Co., Inc.*	39,675	473,124
RTI International Metals, Inc.*	20,600	482,040
		955,164

Motor Vehicle Parts - 0.34%
Apogee Enterprises, Inc.	32,638	464,602

Multiple Industry - 6.16%
Alpha Natural Resources, Inc.*	30,300	868,701
Aspen Insurance Holdings Limited	53,300	1,343,693
MoneyGram International, Inc.	18,500	349,465
Montpelier Re Holdings Ltd.	33,716	1,185,117
NorthWestern Corporation	48,500	1,279,673
PHH Corporation*	29,600	647,352
Platinum Underwriters Holdings, Ltd.	17,600	522,720
Prestige Brands Holdings, Inc.*	51,900	916,035
Symmetry Medical Inc.*	43,800	833,076
TD Banknorth Inc.*	17,934	560,258
		8,506,090

Non-Residential Construction - 0.48%
ElkCorp	17,400	669,204

Petroleum - International - 2.25%
Forest Oil Corporation*	25,000	1,012,500
Kerr-McGee Corporation	13,100	1,026,123
Vintage Petroleum, Inc.	33,900	1,066,494
		3,105,117

Petroleum - Services - 1.34%
Core Laboratories N.V.*	23,600	605,812
Global Industries, Ltd.*	72,500	681,137
Veritas DGC Inc.*	18,800	563,248
		1,850,197

Publishing - 1.50%
Banta Corporation	29,300	1,254,040
Journal Register Company*	32,500	542,750
PRIMEDIA Inc.*	64,800	281,880
		2,078,670

Railroad - 0.88%
RailAmerica, Inc.*	30,700	383,136
Westinghouse Air Brake Technologies Corporation	40,442	828,657
		1,211,793

Real Estate Investment Trust - 1.50%
Heritage Property Investment Trust, Inc.	15,100	448,168
Highland Hospitality Corporation	22,300	230,805
HomeBanc Corp.	108,700	960,908
Rayonier Inc.	8,665	429,177
		2,069,058

Restaurants - 1.66%
CKE Restaurants, Inc.*	42,100	667,285
O'Charley's Inc.*	14,200	309,205
Papa John's International, Inc.*	8,300	288,135
Ruby Tuesday, Inc.	42,500	1,032,325
		2,296,950

Retail - Food Stores - 0.46%
Longs Drug Stores Corporation	18,399	629,614

Retail - General Merchandise - 3.13%
BJ's Wholesale Club, Inc.*	46,300	1,438,078
Federated Department Stores, Inc.	19,300	1,228,252
Saks Incorporated	91,600	1,653,380
		4,319,710

Retail - Specialty Stores - 2.50%
AnnTaylor Stores Corporation*	68,200	1,745,238
CSK Auto Corporation*	20,600	363,590
Regis Corporation	32,800	1,342,504
		3,451,332

Savings and Loans - 1.86%
Flagstar Bancorp, Inc.	49,600	969,680
Washington Federal, Inc.	68,600	1,601,467
		2,571,147

Security and Commodity Brokers - 1.40%
Affiliated Managers Group, Inc.*	20,800	1,290,224
IndyMac Bancorp, Inc.	19,000	646,000
		1,936,224

Timesharing and Software - 0.35%
CIBER, Inc.*	20,030	145,618
EarthLink, Inc.*	37,600	338,588
		484,206

Trucking and Shipping - 0.37%
Kirby Corporation*	12,100	508,563

Utilities - Electric - 4.32%
CMS Energy Corporation*	97,800	1,275,312
DPL Inc.	26,900	672,500
PNM Resources, Inc.	71,000	1,894,280
Reliant Energy, Inc.*	85,800	976,404
Westar Energy, Inc.	22,400	484,736
Wisconsin Energy Corporation	18,900	670,950
		5,974,182

Utilities - Gas and Pipeline - 1.55%
Energen Corporation	21,900	1,458,540
UGI Corporation	15,000	681,300
		2,139,840

TOTAL COMMON STOCKS - 95.38%		$131,763,290

(Cost: $117,193,882)

	Principal
	Amount in
SHORT-TERM SECURITIES	Thousands

Capital Equipment - 1.44%
John Deere Capital Corporation,
2.84%, 4-21-05	$2,000	1,996,845

Finance Companies - 1.45%
PACCAR Financial Corp.,
2.77%, 4-12-05	2,000	1,998,307

Health Care - Drugs - 1.73%
Abbott Laboratories,
2.79%, 4-1-05	2,394	2,394,000

TOTAL SHORT-TERM SECURITIES - 4.62%		$6,389,152

(Cost: $6,389,152)

TOTAL INVESTMENT SECURITIES - 100.00%		$138,152,442

(Cost: $123,583,034)

Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.

The Investments of W&R Target Value Portfolio
March 31, 2005

COMMON STOCKS	Shares	Value

Aircraft - 2.30%
Lockheed Martin Corporation	130,200	$7,950,012

Aluminum - 0.64%
Alcoa Incorporated	72,800	2,212,392

Banks - 10.40%
Bank of America Corporation	271,700	11,981,970
Citigroup Inc.	225,506	10,134,240
Mellon Financial Corporation	238,400	6,803,936
Wachovia Corporation	56,500	2,876,415
Wells Fargo & Company	70,000	4,186,000
		35,982,561

Beverages - 1.94%
Diageo plc, ADR	55,400	3,152,260
Molson Coors Brewing Company, Class B	46,000	3,549,820
		6,702,080

Broadcasting - 1.72%
Viacom Inc., Class B	170,700	5,945,481

Business Equipment and Services - 2.88%
ARAMARK Corporation, Class B	195,100	5,127,228
Waste Management, Inc.	168,200	4,852,570
		9,979,798

Capital Equipment - 1.37%
Illinois Tool Works Inc.	52,900	4,736,137

Chemicals - Petroleum and Inorganic - 1.93%
Dow Chemical Company (The)	66,900	3,334,965
du Pont (E.I.) de Nemours and Company	65,300	3,345,972
		6,680,937

Chemicals - Specialty - 0.54%
Air Products and Chemicals, Inc.	29,400	1,860,726

Communications Equipment - 1.03%
Cisco Systems, Inc.*	199,000	3,565,085

Computers - Main and Mini - 0.84%
International Business Machines Corporation	31,700	2,896,746

Computers - Peripherals - 4.79%
Amdocs Limited*	119,700	3,399,480
Lexmark International, Inc.*	43,400	3,470,698
Microsoft Corporation	176,800	4,272,372
Oracle Corporation*	434,900	5,425,378
		16,567,928

Cosmetics and Toiletries - 0.86%
NBTY, Inc.*	118,100	2,963,129

Electronic Components - 0.68%
Texas Instruments Incorporated	92,400	2,355,276

Finance Companies - 5.25%
Fannie Mae	127,000	6,915,150
Freddie Mac	177,800	11,236,960
		18,152,110

Food and Related - 1.02%
J.M. Smucker Company (The)	70,400	3,541,120

Forest and Paper Products - 0.50%
International Paper Company	47,300	1,740,167

Furniture and Furnishings - 2.30%
Masco Corporation	229,200	7,946,364

Health Care - Drugs - 1.16%
Shire Pharmaceuticals Group plc, ADR	116,800	4,013,248

Health Care - General - 2.89%
Da Vita Inc. (A)*	97,700	4,088,745
Renal Care Group, Inc.*	94,600	3,589,124
Wyeth	55,200	2,328,336
		10,006,205

Hospital Supply and Management - 2.36%
PacifiCare Health Systems, Inc.*	143,300	8,156,636

Insurance - Property and Casualty - 5.56%
Allstate Corporation (The)	136,300	7,368,378
Assurant, Inc.	164,200	5,533,540
St. Paul Companies, Inc. (The)	172,101	6,321,270
		19,223,188

Leisure Time Industry - 1.99%
Brunswick Corporation (A)	69,600	3,260,760
Cendant Corporation	176,000	3,615,040
		6,875,800

Motion Pictures - 1.99%
News Corporation Limited, Class A	276,400	4,676,688
Time Warner Inc.*	125,500	2,202,525
		6,879,213

Multiple Industry - 4.25%
General Electric Company	407,400	14,690,844

Petroleum - International - 12.48%
ChevronTexaco Corporation	207,400	12,093,494
ConocoPhillips (A)	49,000	5,284,160
Devon Energy Corporation	133,500	6,374,625
Exxon Mobil Corporation	325,904	19,423,878
		43,176,157

Publishing - 0.53%
Gannett Co., Inc.	23,200	1,834,656

Railroad - 1.17%
Union Pacific Corporation	58,200	4,056,540

Retail - General Merchandise - 1.95%
Dollar General Corporation	150,700	3,301,837
Family Dollar Stores, Inc.	113,200	3,436,752
		6,738,589

Security and Commodity Brokers - 8.11%
Marsh & McLennan Companies, Inc. (A)	95,900	2,917,278
Merrill Lynch & Co., Inc.	31,400	1,777,240
Morgan (J.P.) Chase & Co.	298,188	10,317,305
Morgan Stanley	112,410	6,435,472
Prudential Financial, Inc. (A)	115,200	6,612,480
		28,059,775

Tobacco - 2.11%
Altria Group, Inc. (A)	111,700	7,304,063

Utilities - Electric - 2.92%
Dominion Resources, Inc.	60,200	4,480,686
PPL Corporation	104,300	5,631,157
		10,111,843

Utilities - Gas and Pipeline - 1.98%
Enbridge Inc.	56,200	2,893,176
Kinder Morgan, Inc. (A)	52,200	3,951,540
		6,844,716

Utilities - Telephone - 5.59%
Iowa Telecommunications Services, Inc.	210,300	4,100,850
SBC Communications Inc.	130,100	3,082,069
Sprint Corporation	213,200	4,850,300
Verizon Communications Inc.	108,300	3,844,650
Vodafone Group Plc, ADR	129,700	3,444,832
		19,322,701

TOTAL COMMON STOCKS - 98.03%		$339,072,223

(Cost: $288,341,999)

PREFERRED STOCK - 0.22%

Finance Companies
Federal National Mortgage Association,
5.375% Convertible	8	$747,693
(Cost: $800,000)

	Principal
	Amount in
SHORT-TERM SECURITIES	Thousands

Aluminum - 1.03%
Alcoa Incorporated,
2.85%, 4-1-05	$ 3,557	3,557,000

Retail - General Merchandise - 0.72%
Wal-Mart Stores, Inc.,
2.75%, 4-4-05	2,500	2,499,427

TOTAL SHORT-TERM SECURITIES - 1.75%		$6,056,427

(Cost: $6,056,427)

TOTAL INVESTMENT SECURITIES - 100.00%		$345,876,343

(Cost: $295,198,426)

*No dividends were paid during the preceding 12 months.

(A)As of March 31, 2005, a portion of these securities were used as cover for the following written call options:
Underlying Security	Contracts Subject to Call	Expiration Month/ Exercise Price	Premium Received	Market Value

Altria Group, Inc.	263	May/70	$18,055	$18,410
Brunswick Corporation	348	April/50	26,100	4,489
ConocoPhillips	159	May/120	22,577	10,971
Da Vita Inc.	182	April/45	10,625	910
Kinder Morgan, Inc.	522	June/80	49,068	55,802
Prudential Financial, Inc.	302	April/60	23,555	4,530
			$149,980	$95,112

In addition to the above written call options, the following written put option was outstanding as of March 31, 2005:
Underlying Security	Contracts Subject to Put	Expiration Month/ Exercise Price	Premium Received	Market Value

Marsh & McLennan Companies, Inc.	346	April/30	$42,211	$19,030

ITEM 2. CONTROLS AND PROCEDURES.
(a)	The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

W&R Target Funds, Inc.
(Registrant)

By	/s/Kristen A. Richards
Kristen A. Richards, Vice President and Secretary

Date May 31, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Henry J. Herrmann
Henry J. Herrmann, President and Principal Executive Officer

Date May 31, 2005

By	/s/Theodore W. Howard
Theodore W. Howard, Treasurer and Principal Financial Officer

Date May 31, 2005